UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3614
                                                      --------

                            Rochester Fund Municipals
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.


June 30,2008
                              [ROCHESTER FUND LOGO]
--------------------------------------------------------------------------------
                                                        Management
      Rochester Fund                                   Commentaries
      Municipals                                           and
                                                        Semiannual
                                                          Report
--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Investment Strategy Discussion

            Listing of Top Holdings

      SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

      "After 25 years in the business of municipal fund management, I still don't pretend to have seen it all. But, allowing tax-free yields to compound over time has clearly been a winning strategy for shareholders."

                  -- RONALD H. FIELDING, Chief Strategist, Senior Vice President
                        and Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS

TOP TEN CATEGORIES

Tobacco Master Settlement Agreement                                    11.8%
Hospital/Health Care                                                    8.6
Electric Utilities                                                      7.2
Tax Increment Financing (TIF)                                           7.1
Airlines                                                                6.1
Special Tax                                                             5.3
General Obligation                                                      4.7
Marine/Aviation Facilities                                              4.6
Higher Education                                                        4.1
Multifamily Housing                                                     3.9

Portfolio holdings are subject to change. Percentages are as of June 30, 2008, and are based on the total market value of investments.

CREDIT ALLOCATION

AAA                                                                     8.1%
AA                                                                     27.5
A                                                                      16.2
BBB                                                                    32.5
BB or lower                                                            15.7

Allocations are subject to change. Percentages are as of June 30, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund's securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 19.5% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

                         17 | ROCHESTER FUND MUNICIPALS

NOTES

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER FUND MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 5/15/86. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

      CLASS B shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period.
      Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                         18 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                         19 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES Continued

      the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     BEGINNING                        ENDING                       EXPENSES
                                      ACCOUNT                         ACCOUNT                    PAID DURING
                                       VALUE                          VALUE                    6 MONTHS ENDED
ACTUAL                             JANUARY 1, 2008                 JUNE 30, 2008                JUNE 30, 2008
------------                    --------------------            ------------------          --------------------
Class A                             $    1,000.00                 $      967.60               $     6.58
Class B                                  1,000.00                        962.70                    10.94
Class C                                  1,000.00                        962.80                    10.80
Class Y                                  1,000.00                        968.40                     5.79

HYPOTHETICAL
(5% return before expenses)
Class A                                  1,000.00                      1,018.20                     6.75
Class B                                  1,000.00                      1,013.77                    11.23
Class C                                  1,000.00                      1,013.92                    11.08
Class Y                                  1,000.00                      1,019.00                     5.94

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                                                  EXPENSE RATIOS
---------                                              --------------
Class A                                                   1.34%
Class B                                                   2.23
Class C                                                   2.20
Class Y                                                   1.18

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                         20 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

    PRINCIPAL
      AMOUNT                                                              COUPON      MATURITY       VALUE
-------------------                                                       ------     ----------   -------------
MUNICIPAL BONDS AND NOTES--124.7%
NEW YORK--92.2%
$      1,420,000  Albany County, NY Airport Authority (1)                 5.000%     12/15/2035   $   1,354,751
       1,035,000  Albany County, NY IDA (Albany College of Pharmacy) (1)  5.375      12/01/2024         988,239
       1,700,000  Albany County, NY IDA (Albany College of Pharmacy) (1)  5.625      12/01/2034       1,603,083
         605,000  Albany County, NY IDA (Wildwood Programs)               4.900      07/01/2021         540,217
       1,085,000  Albany, NY Hsg. Authority (Lark Drive)                  5.500      12/01/2028       1,071,839
       2,700,000  Albany, NY IDA (Albany Law School) (1)                  5.000      07/01/2031       2,473,983
         310,000  Albany, NY IDA (Albany Law School) (1)                  5.000      07/01/2037         277,177
       1,420,000  Albany, NY IDA (Albany Medical Center)                  6.000      05/01/2019       1,401,540
       2,460,000  Albany, NY IDA (Albany Medical Center)                  6.000      05/01/2029       2,308,439
         285,000  Albany, NY IDA (Albany Municipal Golf Course
                  Clubhouse)                                              7.500      05/01/2012         286,827
         820,000  Albany, NY IDA (Albany Rehabilitation)                  8.375      06/01/2023         813,030
       3,125,000  Albany, NY IDA (Brighter Choice Charter School)         5.000      04/01/2027       2,806,594
       1,350,000  Albany, NY IDA (Brighter Choice Charter School)         5.000      04/01/2032       1,170,167
         900,000  Albany, NY IDA (Brighter Choice Charter School)         5.000      04/01/2037         768,078
       7,005,000  Albany, NY IDA (Charitable Leadership)                  5.750      07/01/2026       6,575,734
       3,730,000  Albany, NY IDA (Daughters of Sarah Nursing Home)        5.375      10/20/2030       3,833,470
       2,180,000  Albany, NY IDA (Hampton Plaza)                          6.250      03/15/2018       2,178,954
         900,000  Albany, NY IDA (New Covenant Charter School)            7.000      05/01/2025         710,433
       1,285,000  Albany, NY IDA (Sage Colleges)                          5.250      04/01/2019       1,285,051
       1,760,000  Albany, NY IDA (Sage Colleges)                          5.300      04/01/2029       1,704,965
       2,550,000  Albany, NY IDA (St. Peter's Hospital)                   5.250      11/15/2027       2,477,402
       1,000,000  Albany, NY IDA (St. Peter's Hospital)                   5.250      11/15/2032         946,080
       1,000,000  Albany, NY IDA (St. Peter's Hospital)                   5.500      11/15/2027       1,010,140
       1,120,000  Albany, NY Parking Authority                            5.625      07/15/2020       1,155,000
         895,000  Albany, NY Parking Authority                            5.625      07/15/2025         917,518
       1,770,000  Albany, NY Parking Authority (2)                        7.052 (3)  11/01/2017       1,102,250
       5,700,000  Allegany County, NY IDA (Houghton College) (1)          5.250      01/15/2024       5,715,732
         925,000  Amherst, NY IDA (Asbury Pointe)                         5.800      02/01/2015         924,982
          10,000  Amherst, NY IDA (Asbury Pointe)                         6.000      02/01/2023           9,412
       3,000,000  Amherst, NY IDA (Asbury Pointe)                         6.000      02/01/2029       2,753,010
       5,300,000  Amherst, NY IDA (Beechwood Health Care Center)          5.200      01/01/2040       4,289,767
          25,000  Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.) (1)    5.250      08/01/2031          25,456
         250,000  Babylon, NY IDA (WWH Ambulance)                         7.375      09/15/2008         250,085
         905,000  Bethlehem, NY Water System                              5.375      03/01/2020         923,815
         955,000  Bethlehem, NY Water System                              5.500      03/01/2021         978,187
         505,000  Bethlehem, NY Water System                              5.500      03/01/2022         516,418
       1,065,000  Blauvelt, NY Volunteer Fire Company                     6.250      10/15/2017       1,048,631
       2,735,000  Brookhaven, NY IDA (Enecon Corp.)                       6.300      01/01/2033       2,483,024
       2,425,000  Brookhaven, NY IDA (Stony Brook Foundation)             6.500      11/01/2020       2,496,659
          65,000  Broome County, NY IDA (University Plaza)                5.000      08/01/2025          55,054

                         F1 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

   PRINCIPAL
    AMOUNT                                                                    COUPON     MATURITY        VALUE
-----------------                                                             -------   ----------   --------------
NEW YORK Continued
$       3,030,000  Broome County, NY IDA (University Plaza)                     5.000%  08/01/2036   $    2,370,733
        1,000,000  Broome County, NY IDA (University Plaza)                     5.100   08/01/2030          820,320
        1,250,000  Broome County, NY IDA (University Plaza)                     5.100   08/01/2036          993,688
        3,000,000  Broome County, NY IDA (University Plaza)                     5.200   08/01/2030        2,495,370
        4,450,000  Broome County, NY IDA (University Plaza)                     5.200   08/01/2036        3,593,331
        3,000,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)        5.750   11/01/2030        2,737,140
          915,000  Canton, NY Human Services Initiatives                        5.700   09/01/2024          933,648
        1,155,000  Canton, NY Human Services Initiatives                        5.750   09/01/2032        1,170,327
        4,295,000  Cattaraugus County, NY IDA (Olean General Hospital) (1)      5.250   08/01/2023        4,342,073
        1,465,000  Cattaraugus County, NY IDA (St. Bonaventure
                   University)  (1)                                             5.450   09/15/2019        1,460,620
       11,875,000  Cayuga County, NY COP (Auburn Memorial Hospital) (1)         6.000   01/01/2021       11,892,813
          230,000  Chautauqua County, NY IDA (Jamestown Devel. Corp.)           7.125   11/01/2008          230,124
        3,395,000  Chautauqua County, NY IDA (Jamestown Devel. Corp.)           7.125   11/01/2018        3,362,340
        1,900,000  Chautauqua County, NY IDA
                   (Woman's Christian Assoc. of Jamestown)                      6.400   11/15/2029        1,839,941
           95,000  Chautauqua, NY Utility District                              5.000   06/01/2023           96,674
          105,000  Chautauqua, NY Utility District                              5.000   06/01/2025          106,366
        3,250,000  Chemung County, NY IDA (Arnot Ogden Medical Center) (1)      5.000   11/01/2029        3,139,338
        1,915,000  Chemung County, NY IDA (Arnot Ogden Medical Center) (1)      5.000   11/01/2029        1,849,794
        1,000,000  Chemung County, NY IDA (Arnot Ogden Medical Center) (1)      5.000   11/01/2034          946,070
        1,455,000  Chemung County, NY IDA (Arnot Ogden Medical Center) (1)      5.000   11/01/2034        1,376,532
        1,125,000  Chemung County, NY IDA (Hathorn Redevel. Company) (1)        4.850   07/01/2023        1,080,371
        1,515,000  Chemung County, NY IDA (Hathorn Redevel. Company) (1)        5.000   07/01/2033        1,452,431
        4,745,000  Chemung County, NY IDA (St. Joseph's Hospital)               6.000   01/01/2013        4,563,504
        4,800,000  Chemung County, NY IDA (St. Joseph's Hospital)               6.350   01/01/2013        4,801,920
        4,910,000  Chemung County, NY IDA (St. Joseph's Hospital)               6.500   01/01/2019        4,910,638
        1,150,000  Clifton Springs, NY Hospital & Clinic                        7.650   01/01/2012        1,159,660
        2,545,000  Clifton Springs, NY Hospital & Clinic                        8.000   01/01/2020        2,548,487
           35,000  Cohoes, NY GO                                                6.200   03/15/2012           35,234
           25,000  Cohoes, NY GO                                                6.200   03/15/2013           25,148
           25,000  Cohoes, NY GO                                                6.250   03/15/2014           25,144
           25,000  Cohoes, NY GO                                                6.250   03/15/2015           25,125
           25,000  Cohoes, NY GO                                                6.250   03/15/2016           25,108
        1,435,000  Columbia County, NY IDA (Berkshire Farms)                    7.500   12/15/2014        1,435,287
        3,300,000  Corinth, NY IDA (International Paper Company) (1)            5.750   02/01/2022        3,128,532
           40,000  Corinth, NY IDA (International Paper Company) (1)            5.850   12/01/2020           38,747
        5,370,000  Cortland County, NY IDA (Cortland Memorial Hospital) (1)     5.250   07/01/2032        5,227,158
          155,000  Dutchess County, NY IDA
                   (Astor Learning Center Civic Facility) (1)                   5.150   11/01/2024          158,320
        2,310,000  Dutchess County, NY IDA (Elant Fishkill)                     5.250   01/01/2037        1,900,298
          280,000  Dutchess County, NY IDA (IBM Corp.) (1)                      5.450   12/01/2029          291,617

                         F2 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL
     AMOUNT                                                                   COUPON        MATURITY       VALUE
----------------                                                              -------      ----------   --------------
NEW YORK Continued
$        900,000  Dutchess County, NY IDA (St. Francis Hospital)                7.500%     03/01/2029   $      959,166
       1,000,000  Dutchess County, NY Water & Wastewater Authority (1)          5.400 (3)  06/01/2027          385,660
       3,240,000  East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)     7.750      10/01/2032        3,356,802
       1,355,000  East Rochester, NY Hsg. Authority (Gates Senior Hsg.)         6.125      04/20/2043        1,420,853
       1,400,000  East Rochester, NY Hsg. Authority
                  (Genesee Valley Nursing Home)                                 5.200      12/20/2024        1,443,148
       2,465,000  East Rochester, NY Hsg. Authority
                  (Jefferson Park Apartments)                                   6.750      03/01/2030        2,483,340
       2,000,000  East Rochester, NY Hsg. Authority (Linden Knoll) (1)          5.350      02/01/2038        1,970,680
      16,210,000  East Rochester, NY Hsg. Authority (St. John's Meadows)        5.000      02/15/2047       15,572,461
       4,095,000  East Rochester, NY Hsg. Authority (St. John's Meadows) (1)    5.950      08/01/2027        4,131,527
       1,700,000  East Rochester, NY Hsg. Authority (Woodland Village)          5.500      08/01/2033        1,471,197
       3,325,000  Elmira, NY Hsg. Authority (Eastgate Apartments)               6.250      06/01/2044        2,937,870
       2,380,000  Erie County, NY IDA (Air Cargo)                               8.500      10/01/2015        2,392,162
       4,000,000  Erie County, NY IDA (Charter School Applied Tech)             6.750      06/01/2025        4,067,960
       7,000,000  Erie County, NY IDA (Charter School Applied Tech)             6.875      06/01/2035        7,064,400
       1,960,000  Erie County, NY IDA (DePaul Properties)                       5.750      09/01/2028        1,605,142
       2,605,000  Erie County, NY IDA (DePaul Properties)                       6.500      09/01/2018        2,445,340
       1,800,000  Erie County, NY IDA (Global Concepts Charter School)          6.250      10/01/2037        1,656,666
      11,310,000  Erie County, NY IDA (Medaille College)                        7.625      04/01/2035       12,125,112
       3,515,000  Erie County, NY IDA (Medaille College)                        8.250      11/01/2026        3,758,449
       9,900,000  Erie County, NY IDA (Orchard Park CCRC)                       6.000      11/15/2026        9,266,994
       9,250,000  Erie County, NY IDA (Orchard Park CCRC)                       6.000      11/15/2036        8,255,255
       9,600,000  Erie County, NY IDA (The Episcopal Church Home)               6.000      02/01/2028        8,996,256
       2,630,000  Erie County, NY Sewer District (1)                            5.000      12/01/2030        2,626,371
       1,360,000  Erie County, NY Sewer District (1)                            5.000      12/01/2035        1,347,910
      25,290,000  Erie County, NY Tobacco Asset Securitization Corp. (1)        5.000      06/01/2038       21,761,286
      72,380,000  Erie County, NY Tobacco Asset Securitization Corp.            5.000      06/01/2045       61,020,683
      93,000,000  Erie County, NY Tobacco Asset Securitization Corp.            6.140 (3)  06/01/2047        4,619,310
     135,450,000  Erie County, NY Tobacco Asset Securitization Corp.            6.488 (3)  06/01/2050        4,826,084
     150,000,000  Erie County, NY Tobacco Asset Securitization Corp.            6.751 (3)  06/01/2055        3,025,500
   1,024,000,000  Erie County, NY Tobacco Asset Securitization Corp.            7.650 (3)  06/01/2060       13,629,440
       1,410,000  Essex County, NY IDA (International Paper Company) (1)        4.600      03/01/2027        1,101,732
       2,300,000  Essex County, NY IDA (International Paper Company) (1)        6.450      11/15/2023        2,311,868
          30,000  Essex County, NY IDA (Moses Ludington Nursing Home) (1)       6.200      02/01/2030           31,589
       5,000,000  Essex County, NY IDA (Moses Ludington Nursing Home)           6.375      02/01/2050        5,282,250
         975,000  Essex County, NY IDA
                  (North Country Community College Foundation)                  5.000      06/01/2020          922,545
         320,000  Essex County, NY IDA
                  (North Country Community College Foundation)                  5.000      06/01/2020          302,784
       1,235,000  Essex County, NY IDA
                  (North Country Community College Foundation)                  5.200      06/01/2025        1,138,596

                         F3 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

     PRINCIPAL
      AMOUNT                                                       COUPON       MATURITY        VALUE
------------------                                                --------   -------------   -------------
NEW YORK Continued
$        410,000  Essex County, NY IDA
                  (North Country Community College Foundation)      5.200%     06/01/2025    $   377,995
       1,100,000  Essex County, NY IDA
                  (North Country Community College Foundation)      5.300      06/01/2035        973,082
       8,800,000  Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company) (1)                 5.200      12/01/2023      7,887,880
       4,440,000  Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company) (1)                 5.200      03/01/2028      3,731,554
       1,850,000  Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company) (1)                 5.500      08/15/2022      1,708,679
       1,625,000  Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company) (1)                 5.500      10/01/2026      1,439,133
       5,680,000  Franklin County, NY IDA (Adirondack Medical
                  Center) (1)                                       5.500      12/01/2029      5,706,014
         900,000  Franklin County, NY IDA
                  (North Country Community College Foundation)      5.200      06/01/2025        829,746
       1,000,000  Genesee County, NY IDA
                  (United Memorial Medical Center)                  5.000      12/01/2027        850,000
          70,000  Glen Cove, NY IDA (SLCD)                          6.875      07/01/2008         69,999
       3,775,000  Glen Cove, NY IDA (SLCD)                          7.375      07/01/2023      3,763,071
       1,225,000  Green Island, NY Power Authority (1)              5.125      12/15/2024      1,195,061
       2,660,000  Green Island, NY Power Authority                  6.000      12/15/2020      2,742,566
       1,695,000  Green Island, NY Power Authority                  6.000      12/15/2025      1,736,121
         840,000  Hempstead Village, NY GO                          5.000      07/01/2020        818,194
       1,025,000  Hempstead Village, NY GO                          5.000      07/01/2021        988,438
       1,270,000  Hempstead Village, NY GO                          5.000      07/01/2022      1,216,317
       2,500,000  Hempstead, NY IDA (Adelphi University) (1)        5.500      06/01/2032      2,548,325
         235,000  Hempstead, NY IDA (Dentaco Corp.)                 7.250      11/01/2012        237,418
       1,270,000  Hempstead, NY IDA (Dentaco Corp.)                 8.250      11/01/2025      1,304,481
       2,260,000  Hempstead, NY IDA (Engel Burman Senior Hsg.)      6.250      11/01/2010      2,352,863
      18,825,000  Hempstead, NY IDA (Engel Burman Senior Hsg.)      6.750      11/01/2024     19,646,147
         660,000  Hempstead, NY IDA (Franklin Hospital Medical
                  Center)                                           5.750      11/01/2008        659,347
       9,375,000  Hempstead, NY IDA (Franklin Hospital Medical
                  Center)                                           6.375      11/01/2018      8,859,094
       8,550,000  Hempstead, NY IDA (Franklin Hospital Medical
                  Center)                                           7.750      11/01/2022      9,068,643
       4,710,000  Hempstead, NY IDA (Hungry Harbor Associates)      8.000      05/01/2044      5,483,523
      12,365,000  Hempstead, NY IDA (Hungry Harbor Associates)      8.000      05/01/2044     14,395,704
       2,470,000  Hempstead, NY IDA (Hungry Harbor Associates)      8.000      05/01/2044      2,875,648
      25,260,000  Hempstead, NY IDA (Lynbrook Facilities)           6.500      11/01/2042     23,887,119
       3,665,000  Hempstead, NY IDA (Peninsula Counseling
                  Center)                                           6.500      11/01/2038      3,450,744
       6,355,000  Hempstead, NY IDA (South Shore Y JCC)             6.750      11/01/2024      5,587,634
       2,220,000  Herkimer County, NY IDA (Burrows Paper)           8.000      01/01/2009      2,226,061
       3,225,000  Herkimer County, NY IDA (Folts Adult Home)        5.500      03/20/2040      3,377,897

                         F4 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL
      AMOUNT                                                       COUPON      MATURITY         VALUE
------------------                                                --------   -------------   -------------
NEW YORK Continued
$      1,000,000  Herkimer County, NY IDA
                  (Herkimer County College Foundation) (1)          6.250%     08/01/2034    $   1,003,160
       1,285,000  Herkimer County, NY IDA
                  (Herkimer County College Foundation) (1)          6.400      11/01/2020        1,306,935
       2,000,000  Herkimer County, NY IDA
                  (Herkimer County College Foundation) (1)          6.500      11/01/2030        2,006,120
         175,000   Herkimer, NY Hsg. Authority (1)                  7.150      03/01/2011          175,564
     697,480,000  Hudson Yards, NY Infrastructure Corp              5.000      02/15/2047      669,043,740
     101,340,000  Hudson Yards, NY Infrastructure Corp.             5.000      02/15/2047       97,532,656
       1,255,000  Hudson, NY IDA (Hudson Fabrics)                   6.750      11/01/2024        1,083,442
         145,000  Huntington, NY Hsg. Authority (GJSR)              5.875      05/01/2019          138,882
       1,000,000  Huntington, NY Hsg. Authority (GJSR)              6.000      05/01/2029          933,020
       8,500,000  Huntington, NY Hsg. Authority (GJSR)              6.000      05/01/2039        7,701,935
         770,000  Islip, NY IDA (Leeway School)                     9.000      08/01/2021          771,286
      17,380,000  Islip, NY IDA (Southside Hospital Civic
                  Facilities)                                       7.750      12/01/2022       17,709,351
       9,695,000  Islip, NY IDA (United Cerebral Palsy Assoc.)      6.250      12/01/2031        8,425,731
       1,125,000  Islip, NY IDA (United Cerebral Palsy Assoc.)      6.250      12/01/2031          977,715
       1,100,000  Islip, NY Res Rec, Series E (1)                   5.750      07/01/2020        1,144,286
       1,315,000  Islip, NY Res Rec, Series E (1)                   5.750      07/01/2021        1,364,799
       1,000,000  Islip, NY Res Rec, Series E (1)                   5.750      07/01/2023        1,036,090
       3,000,000  Kenmore, NY Hsg. Authority (SUNY at
                  Buffalo) (1)                                      5.500      08/01/2024        3,023,520
          60,000  L.I., NY Power Authority, Series A (1)            5.125      09/01/2029           59,919
      24,130,000  L.I., NY Power Authority, Series A (1)            5.125      09/01/2029       24,285,880
      31,530,000  L.I., NY Power Authority, Series C (1)            5.000      09/01/2035       31,569,728
       3,830,000  Lyons, NY Community Health Initiatives
                  Corp. (1)                                         5.550      09/01/2024        3,936,972
       5,300,000  Madison County, NY IDA (Commons II Student
                  Hsg.)                                             5.000      06/01/2040        4,970,446
         750,000  Madison County, NY IDA
                  (Morrisville State College Foundation) (1)        5.000      06/01/2028          718,928
       1,100,000  Madison County, NY IDA
                  (Morrisville State College Foundation) (1)        5.000      06/01/2032        1,051,204
       1,290,000  Madison County, NY IDA (Oneida Healthcare
                  Center) (1)                                       5.300      02/01/2021        1,295,147
       5,500,000  Madison County, NY IDA (Oneida Healthcare
                  Center) (1)                                       5.350      02/01/2031        5,449,895
       2,605,000  Middletown, NY Hsg. Authority
                  (Summitfield & Moore Heights)                     4.800      07/01/2039        2,317,460
         630,000  Middletown, NY IDA (Flanagan Design & Display)    7.500      11/01/2018          632,381
       3,210,000  Middletown, NY IDA (Southwinds Retirement
                  Home)                                             6.375      03/01/2018        3,107,473
         165,000  Middletown, NY IDA (YMCA)                         6.250      11/01/2009          165,741
       1,255,000  Middletown, NY IDA (YMCA)                         7.000      11/01/2019        1,254,561
         130,000  Monroe County, NY COP (1)                         8.050      01/01/2011          130,304
         490,000  Monroe County, NY IDA (Canal Ponds)               7.000      06/15/2013          497,017
          50,000  Monroe County, NY IDA (Cloverwood Senior
                  Living)                                           6.750      05/01/2023           49,648
       1,000,000  Monroe County, NY IDA (Cloverwood Senior          6.875      05/01/2033          993,980
                  Living)

                         F5 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

    PRINCIPAL
     AMOUNT                                                                        COUPON        MATURITY         VALUE
------------------                                                                --------      ----------    --------------
NEW YORK Continued
$         678,573    Monroe County, NY IDA (Cottrone Devel.)                        9.500%      12/01/2010    $      682,162
          720,000    Monroe County, NY IDA (Dayton Rogers Manufacturing)            6.100       12/01/2009           716,450
        4,120,000    Monroe County, NY IDA (DePaul Community Facilities)            5.875       02/01/2028         3,439,912
        5,195,000    Monroe County, NY IDA (DePaul Community Facilities)            5.950       08/01/2028         4,473,674
          640,000    Monroe County, NY IDA (DePaul Community Facilities)            6.450       02/01/2014           642,131
        1,285,000    Monroe County, NY IDA (DePaul Community Facilities) (1)        6.500       02/01/2024         1,287,339
        4,485,000    Monroe County, NY IDA (DePaul Properties)                      6.150       09/01/2021         3,985,012
        1,000,000    Monroe County, NY IDA (Highland Hospital of Rochester) (1)     5.000       08/01/2022           966,590
        1,250,000    Monroe County, NY IDA (Highland Hospital of Rochester) (1)     5.000       08/01/2025         1,191,925
          375,000    Monroe County, NY IDA (Melles Griot)                           9.500       12/01/2009           378,675
        2,520,000    Monroe County, NY IDA (Parma Senior Hsg. Assoc.)               6.500       12/01/2042         2,370,614
        2,890,000    Monroe County, NY IDA
                     (Rochester Institute of Technology)                            5.375       04/01/2029         2,615,017
        1,000,000    Monroe County, NY IDA (Southview Towers) (1)                   6.125       02/01/2020         1,025,990
        2,190,000    Monroe County, NY IDA (St. John Fisher College) (1)            5.250       06/01/2026         2,194,599
        3,075,000    Monroe County, NY IDA (St. John Fisher College) (1)            5.375       06/01/2024         3,086,777
        2,175,000    Monroe County, NY IDA (Summit at Brighton)                     5.375       07/01/2032         1,798,551
        3,660,000    Monroe County, NY IDA (Summit at Brighton)                     5.500       07/01/2027         3,175,928
          855,000    Monroe County, NY IDA (Volunteers of America)                  5.700       08/01/2018           792,388
        2,765,000    Monroe County, NY IDA (Volunteers of America)                  5.750       08/01/2028         2,366,425
      650,000,000    Monroe County,
                     NY Tobacco Asset Securitization Corp. (TASC)                   7.701 (3)   06/01/2061         7,956,000
          580,000    Monroe, NY Newpower Corp (1)                                   5.625       01/01/2026           545,861
        2,265,000    Monroe, NY Newpower Corp. (1)                                  5.500       01/01/2034         2,016,847
          500,000    Mount Vernon, NY IDA (Kings Court)                             5.200       12/01/2033           471,740
        3,275,000    Mount Vernon, NY IDA (Macedonia Towers)                        5.200       12/01/2033         3,089,897
        2,295,000    Mount Vernon, NY IDA (Meadowview)                              6.150       06/01/2019         2,270,627
        2,600,000    Mount Vernon, NY IDA (Meadowview)                              6.200       06/01/2029         2,492,698
          802,824    Municipal Assistance Corp. for Troy, NY (1)                    5.733 (3)   07/15/2021           418,930
        1,218,573    Municipal Assistance Corp. for Troy, NY (1)                    5.741 (3)   01/15/2022           615,318
        5,015,000    Nassau County, NY (CSMR)                                       5.950       11/01/2022         4,727,540
          775,000    Nassau County, NY IDA (ACDS)                                   5.950       11/01/2022           730,577
          725,000    Nassau County, NY IDA (ALIA-ACDS)                              7.500       06/01/2015           747,598
        2,975,000    Nassau County, NY IDA (ALIA-ACLD)                              6.250       09/01/2022         2,849,098
          195,000    Nassau County, NY IDA (ALIA-ACLD)                              7.125       06/01/2017           198,643
          290,000    Nassau County, NY IDA (ALIA-ACLD)                              7.500       06/01/2015           299,039
        5,065,000    Nassau County, NY IDA (ALIA-CSMR)                              7.000       11/01/2016         5,132,516
        2,890,000    Nassau County, NY IDA (ALIA-CSMR)                              7.125       06/01/2017         2,943,985
        1,445,000    Nassau County, NY IDA (ALIA-CSMR)                              7.500       06/01/2015         1,490,041
          200,000    Nassau County, NY IDA (ALIA-FREE)                              7.125       06/01/2012           203,990
        1,780,000    Nassau County, NY IDA (ALIA-FREE)                              7.500       06/01/2015         1,835,483
        4,030,000    Nassau County, NY IDA (ALIA-FREE)                              8.150       06/01/2030         4,167,947

                         F6 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL
      AMOUNT                                                                       COUPON        MATURITY          VALUE
------------------                                                                --------      ----------    --------------
NEW YORK Continued
$       6,255,000    Nassau County, NY IDA (ALIA-FREE)                              8.250%      06/01/2032    $    6,494,692
          775,000    Nassau County, NY IDA (ALIA-HH)                                7.125       06/01/2017           787,168
          595,000    Nassau County, NY IDA (ALIA-HHS)                               7.125       06/01/2017           604,342
          175,000    Nassau County, NY IDA (ALIA-LVH)                               7.500       06/01/2015           180,455
       10,500,000    Nassau County, NY IDA (Amsterdam at Harborside)                6.700       01/01/2043        10,531,395
          435,000    Nassau County, NY IDA (CNGCS)                                  7.500       06/01/2030           448,559
        2,245,000    Nassau County, NY IDA (CNGCS)                                  8.150       06/01/2030         2,328,559
          635,000    Nassau County, NY IDA (Epilepsy Foundation of L.I.)            5.950       11/01/2022           598,602
        1,660,000    Nassau County, NY IDA (Hispanic Counseling Center)             6.500       11/01/2037         1,548,664
        3,150,000    Nassau County, NY IDA
                     (Keyspan-Glenwood Energy Center) (1)                           5.250       06/01/2027         3,079,692
          685,000    Nassau County, NY IDA (Life's WORCA)                           5.950       11/01/2022           645,736
        3,750,000    Nassau County, NY IDA (Little Village School)                  7.500       12/01/2031         3,844,725
        3,535,000    Nassau County, NY IDA (New York Water Service Corp.) (1)       5.000       12/01/2035         3,225,581
        2,290,000    Nassau County, NY IDA (North Shore CFGA)                       6.750       05/01/2024         2,139,570
        1,300,000    Nassau County, NY IDA (PLUS Group Home)                        6.150       11/01/2022         1,225,692
        2,050,000    Nassau County, NY IDA (United Cerebral Palsy)                  6.250       11/01/2014         1,980,997
          645,000    Nassau County, NY IDA (United Veteran's Beacon House)          6.500       11/01/2037           601,740
       23,215,000    Nassau County, NY IDA (Westbury Senior Living)                 7.900       11/01/2031        25,975,264
          735,000    Nassau County, NY IDA, Series A-A                              6.000       07/02/2021           702,711
        7,325,000    Nassau County, NY IDA, Series A-B                              6.000       07/01/2021         7,003,213
          705,000    Nassau County, NY IDA, Series A-C                              6.000       07/01/2021           674,029
          800,000    Nassau County, NY IDA, Series A-D                              6.000       07/01/2021           764,856
        1,675,000    Nassau County, NY Interim Finance Authority (1)                5.125       11/15/2021         1,676,759
       40,000,000    Nassau County, NY Tobacco Settlement Corp. (4)                 5.125       06/01/2046        34,390,200
        9,000,000    Nassau County, NY Tobacco Settlement Corp. (1)                 0.000 (5)   06/01/2026         8,127,540
       82,685,000    Nassau County, NY Tobacco Settlement Corp.                     5.125       06/01/2046        71,087,602
       20,000,000    Nassau County, NY Tobacco Settlement Corp.                     5.820 (3)   06/01/2046         1,167,000
      105,975,000    Nassau County, NY Tobacco Settlement Corp.                     6.221 (3)   06/01/2046         5,685,559
     1,055,215,000   Nassau County, NY Tobacco Settlement Corp.                     6.537 (3)   06/01/2060        16,967,857
       40,000,000    Nassau County, NY Tobacco Settlement Corp.                     7.351 (3)   06/01/2060           532,400
       19,280,000    Nassau County, NY Tobacco Settlement Corp. (TASC) (1)          5.000       06/01/2035        16,697,058
        7,155,000    Nassau, NY IDA (EBS North Hills LLC)                           7.800       05/01/2045         8,309,674
        3,340,000    Nassau, NY IDA (EBS North Hills LLC)                           7.800       05/01/2045         3,879,009
        4,290,000    Nassau, NY IDA (EBS North Hills LLC)                           7.800       05/01/2045         5,059,369
        4,775,000    Nassau, NY IDA (EBS North Hills LLC)                           7.800       05/01/2045         5,545,590
        4,775,000    Nassau, NY IDA (EBS North Hills LLC)                           7.800       05/01/2045         5,545,590
       13,010,000    New Rochelle, NY IDA (College of New Rochelle)                 5.250       07/01/2027        13,052,933
        5,655,000    New Rochelle, NY IDA (College of New Rochelle)                 5.500       07/01/2019         5,764,481
        3,670,000    New Rochelle, NY IDA (Soundview Apartments) (1)                5.375       04/01/2036         3,634,658
          500,000    Niagara County, NY IDA (Affinity Foxwood Place)                5.000       07/20/2038           461,365
        2,810,000    Niagara County, NY IDA (Affinity Foxwood Place)                5.000       07/20/2048         2,526,218

                         F7 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

    PRINCIPAL
     AMOUNT                                                                        COUPON        MATURITY          VALUE
------------------                                                                --------      ----------    --------------
NEW YORK Continued
$       3,300,000    Niagara County, NY IDA (American Ref-Fuel Company)             5.550%      11/15/2024    $    3,195,324
        3,400,000    Niagara County, NY IDA
                     (Niagara Falls Memorial Medical Center)                        5.250       06/01/2018         3,098,114
        1,500,000    Niagara County, NY IDA (Niagara University) (1)                5.350       11/01/2023         1,506,795
        5,400,000    Niagara County, NY IDA (Niagara University) (1)                5.400       11/01/2031         5,385,366
        2,600,000    Niagara County, NY IDA (Solid Waste Disposal) (1)              5.550       11/15/2024         2,567,214
        6,800,000    Niagara County, NY IDA (Solid Waste Disposal) (1)              5.625       11/15/2024         6,698,816
           20,000    Niagara County, NY Tobacco Asset Securitization Corp.          5.750       05/15/2022            20,099
        1,395,000    Niagara County, NY Tobacco Asset Securitization Corp.          6.250       05/15/2034         1,414,600
        6,295,000    Niagara County, NY Tobacco Asset Securitization Corp.          6.250       05/15/2040         6,366,826
          315,000    Niagara, NY Frontier Transportation Authority
                     (Buffalo Niagara International Airport)                        5.000       04/01/2028           290,436
        1,370,000    Niagara, NY Frontier Transportation Authority
                     (Buffalo Niagara International Airport) (1)                    5.625       04/01/2029         1,372,110
          715,000    North Babylon, NY Volunteer Fire Company (1)                   5.750       08/01/2022           723,487
        3,295,000    North Tonawanda, NY HDC (Bishop Gibbons Associates)            7.375       12/15/2021         3,691,323
           25,000    Nunda, NY GO                                                   8.000       05/01/2010            26,908
          560,000    NY Capital District Youth Center (1)                           6.000       02/01/2017           565,930
          500,000    NY Carnegie Redevel. Corp. (2)                                 7.000       09/01/2021           467,435
        6,235,000    NY Counties Tobacco Trust I (1)                                6.500       06/01/2035         6,365,374
       19,230,000    NY Counties Tobacco Trust I                                    6.625       06/01/2042        19,669,982
       10,250,000    NY Counties Tobacco Trust I (TASC) (4)                         6.250       06/01/2028        10,461,252
       29,800,000    NY Counties Tobacco Trust II (TASC) (4)                        5.625       06/01/2035        29,052,914
       53,850,000    NY Counties Tobacco Trust II (TASC)                            5.750       06/01/2043        52,970,630
          245,000    NY Counties Tobacco Trust III                                  6.000       06/01/2043           246,433
        7,000,000    NY Counties Tobacco Trust IV (1)                               5.000       06/01/2038         6,023,290
      131,335,000    NY Counties Tobacco Trust IV                                   5.920 (3)   06/01/2050         5,175,912
      304,690,000    NY Counties Tobacco Trust IV                                   6.395 (3)   06/01/2055         7,294,279
      608,700,000    NY Counties Tobacco Trust IV                                   6.816 (3)   06/01/2060         8,101,797
       45,020,000    NY Counties Tobacco Trust IV (TASC) (4)                        5.000       06/01/2042        38,353,438
       31,850,000    NY Counties Tobacco Trust IV (TASC) (4)                        5.000       06/01/2045        26,831,396
       82,500,000    NY Counties Tobacco Trust IV (TASC)                            0.000 (5)   06/01/2041        77,601,975
        7,440,000    NY Counties Tobacco Trust IV (TASC)                            5.000       06/01/2042         6,338,210
       82,500,000    NY Counties Tobacco Trust IV (TASC)                            6.650 (6)   06/01/2041         9,335,700
      345,760,000    NY Counties Tobacco Trust V                                    6.152 (3)   06/01/2038        37,276,386
      627,860,000    NY Counties Tobacco Trust V                                    6.204 (3)   06/01/2050        24,743,963
      643,195,000    NY Counties Tobacco Trust V                                    6.850 (3)   06/01/2055        15,398,088
    3,845,000,000    NY Counties Tobacco Trust V                                    7.846 (3)   06/01/2060        51,176,950
      248,570,000    NY Liberty Devel. Corp. (Goldman Sachs Headquarters) (4)       5.250       10/01/2035       256,243,665
       29,735,000    NY Liberty Devel. Corp. (Goldman Sachs Headquarters) (4)       5.500       10/01/2037        31,672,115
        2,500,000    NY Liberty Devel. Corp. (National Sports Museum)               6.125       02/15/2019         2,472,725
       49,510,000    NY MTA Service Contract, Series A (1)                          5.125       01/01/2029        50,053,620

                         F8 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL
      AMOUNT                                                                       COUPON        MATURITY          VALUE
------------------                                                                --------      ----------    --------------
NEW YORK Continued
$       8,880,000    NY MTA Service Contract, Series A (4)                          5.125%      01/01/2024    $    9,153,948
       20,000,000    NY MTA Service Contract, Series A (1)                          5.750       07/01/2031        21,176,600
       33,290,000    NY MTA Service Contract, Series B (1)                          5.250       01/01/2031        33,781,360
           20,000    NY MTA, Series A (1)                                           5.000       11/15/2032            20,018
       17,255,000    NY MTA, Series A (1)                                           5.000       11/15/2035        17,289,165
        7,640,000    NY MTA, Series A (4)                                           5.000       11/15/2028         7,735,309
       71,560,000    NY MTA, Series A (4)                                           5.000       11/15/2030        72,594,042
        8,500,000    NY MTA, Series A (4)                                           5.000       11/15/2032         8,565,918
        5,585,000    NY MTA, Series A (1)                                           5.125       11/15/2031         5,610,691
           25,000    NY MTA, Series B (1)                                           5.000       01/01/2031            25,198
       34,845,000    NY MTA, Series E (1)                                           5.250       11/15/2031        35,167,665
       52,510,000    NY MTA, Series F (1)                                           5.000       11/15/2035        52,429,135
        2,000,000    NY New Hartford-Sunset Wood Funding Corp. (1)                  5.500       02/01/2029         2,044,460
        4,450,000    NY Newark-Wayne Community Hospital (1)                         5.875       01/15/2033         4,458,322
        2,020,000    NY Newark-Wayne Community Hospital                             7.600       09/01/2015         2,021,737
       17,120,000    NY Seneca Nation Indians Capital Improvements (1)              5.000       12/01/2023        14,982,226
       13,825,000    NY Tobacco Settlement Financing Corp. (TASC) (1)               5.500       06/01/2021        14,440,904
           25,000    NY Triborough Bridge & Tunnel Authority (1)                    5.000       01/01/2032            25,216
       16,760,000    NY Triborough Bridge & Tunnel Authority (4)                    5.000       01/01/2032        16,866,929
       33,060,000    NY Triborough Bridge & Tunnel Authority, Series A (4)          5.000       01/01/2027        33,515,236
        2,400,000    NY TSASC, Inc. (TFABs) (1)                                     5.000       06/01/2026         2,176,752
      146,255,000    NY TSASC, Inc. (TFABs) (1)                                     5.000       06/01/2034       126,965,428
      104,800,000    NY TSASC, Inc. (TFABs) (4)                                     5.000       06/01/2034        90,978,976
       49,120,000    NY TSASC, Inc. (TFABs)                                         5.125       06/01/2042        42,671,526
      287,180,000    NY TSASC, Inc. (TFABs) (4)                                     5.125       06/01/2042       249,488,535
        2,000,000    NY United Nations Devel. Corp., Series A (1)                   5.250       07/01/2026         2,000,380
       20,000,000    NYC GO (4)                                                     5.000       04/01/2030        20,218,900
       46,000,000    NYC GO (4)                                                     5.000       06/01/2030        46,502,320
       10,920,000    NYC GO (4)                                                     5.000       08/01/2030        11,038,318
       27,400,000    NYC GO (4)                                                     5.000       06/01/2033        27,615,638
       12,455,000    NYC GO (4)                                                     5.000       12/01/2033        12,543,591
       30,150,000    NYC GO (4)                                                     5.000       11/01/2034        30,331,865
       12,765,000    NYC GO (4)                                                     5.000       03/01/2035        12,843,341
       19,405,000    NYC GO (4)                                                     5.000       04/01/2035        19,525,113
        5,400,000    NYC GO (4)                                                     5.000       08/01/2035         5,434,992
       25,530,000    NYC GO (4)                                                     5.250       06/01/2027        26,072,342
       37,945,000    NYC GO (4)                                                     5.375       06/01/2032        38,741,970
           25,000    NYC GO                                                         0.000 (5)   03/15/2029            23,384
           15,000    NYC GO (1)                                                     5.000       06/01/2020            15,519
            5,000    NYC GO (1)                                                     5.000       03/15/2021             5,065
           25,000    NYC GO (1)                                                     5.000       03/01/2025            25,393
            5,000    NYC GO (1)                                                     5.000       03/15/2029             5,167

                         F9 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

    PRINCIPAL
     AMOUNT                                                                        COUPON        MATURITY          VALUE
------------------                                                                --------      ----------    --------------
NEW YORK Continued
$           5,000    NYC GO (1)                                                     5.000%      03/15/2029    $        5,167
           15,000    NYC GO (1)                                                     5.000       03/15/2029            15,105
           60,000    NYC GO (1)                                                     5.000       03/01/2033            60,338
           75,000    NYC GO (1)                                                     5.000       06/01/2033            75,590
           60,000    NYC GO (1)                                                     5.100       11/01/2019            61,750
            5,000    NYC GO (1)                                                     5.250       08/01/2021             5,058
        2,735,000    NYC GO (1)                                                     5.250       10/15/2021         2,832,010
          265,000    NYC GO (1)                                                     5.250       08/15/2023           268,034
            5,000    NYC GO (1)                                                     5.375       12/01/2026             5,069
            5,000    NYC GO                                                         5.375       03/01/2027             5,443
          515,000    NYC GO (1)                                                     5.375       08/01/2027           518,960
           50,000    NYC GO (1)                                                     5.500       08/01/2022            50,576
          850,000    NYC GO (1)                                                     5.500       06/01/2028           875,577
            5,000    NYC GO (1)                                                     5.500       12/01/2031             5,070
        3,705,000    NYC GO (1)                                                     5.500       11/15/2037         3,725,674
            5,000    NYC GO (1)                                                     5.950       08/01/2014             5,064
       12,880,000    NYC GO (1)                                                     6.000       01/15/2021        13,950,972
           40,000    NYC GO (1)                                                     6.154 (3)   10/01/2012            34,154
          335,000    NYC GO (1)                                                     6.350       05/15/2014           339,399
           20,000    NYC GO (1)                                                     7.000       02/01/2010            20,076
           15,000    NYC GO (1)                                                     7.250       08/15/2024            15,058
            5,000    NYC GO (1)                                                     7.750       08/15/2028             5,023
          837,000    NYC GO RIBS                                                    7.620 (7)   09/01/2011           842,173
          837,000    NYC GO RIBS                                                    8.320 (7)   08/12/2010           842,173
          965,000    NYC HDC (Barclay Avenue)                                       6.450       04/01/2017           965,637
        4,055,000    NYC HDC (Barclay Avenue)                                       6.600       04/01/2033         4,057,068
          304,172    NYC HDC (Bay Towers)                                           6.500       08/15/2017           304,656
           47,070    NYC HDC (Beekman)                                              6.500       10/15/2017            47,748
          315,572    NYC HDC (Bridgeview III)                                       6.500       12/15/2017           332,010
          902,389    NYC HDC (Cadman Towers)                                        6.500       11/15/2018           949,232
        2,499,197    NYC HDC (East Midtown Plaza)                                   6.500       11/15/2018         2,502,871
           58,130    NYC HDC (Essex Terrace)                                        6.500       07/15/2018            58,217
          338,811    NYC HDC (Forest Park Crescent)                                 6.500       12/15/2017           356,412
          273,076    NYC HDC (Kingsbridge Arms)                                     6.500       08/15/2017           273,510
        3,450,000    NYC HDC (Linden Boulevard Apartments)                          4.750       01/15/2039         3,046,040
        5,000,000    NYC HDC (Multifamily Hsg.)                                     4.700       11/01/2040         4,429,050
        2,365,000    NYC HDC (Multifamily Hsg.) (1)                                 4.750       11/01/2035         2,290,952
           60,000    NYC HDC (Multifamily Hsg.) (1)                                 5.050       11/01/2023            58,866
        3,185,000    NYC HDC (Multifamily Hsg.)                                     5.050       11/01/2039         2,946,762
        2,435,000    NYC HDC (Multifamily Hsg.) (1)                                 5.100       11/01/2027         2,370,034
        3,000,000    NYC HDC (Multifamily Hsg.) (1)                                 5.125       11/01/2032         2,861,430

                        F10 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL
     AMOUNT                                                                        COUPON        MATURITY          VALUE
------------------                                                                --------      ----------    --------------
NEW YORK Continued
$       5,100,000    NYC HDC (Multifamily Hsg.) (1)                                 5.150%      11/01/2037    $    4,927,518
        8,035,000    NYC HDC (Multifamily Hsg.)                                     5.200       11/01/2040         7,671,898
        6,330,000    NYC HDC (Multifamily Hsg.) (1)                                 5.250       11/01/2027         6,229,859
        8,500,000    NYC HDC (Multifamily Hsg.) (1)                                 5.250       11/01/2030         8,601,490
        7,205,000    NYC HDC (Multifamily Hsg.)                                     5.250       11/01/2045         6,760,163
        5,140,000    NYC HDC (Multifamily Hsg.) (1)                                 5.350       11/01/2037         4,977,062
           15,000    NYC HDC (Multifamily Hsg.) (1)                                 5.400       11/01/2033            14,775
        3,735,000    NYC HDC (Multifamily Hsg.)                                     5.450       11/01/2040         3,635,089
        4,785,000    NYC HDC (Multifamily Hsg.) (1)                                 5.500       11/01/2028         4,813,519
       10,470,000    NYC HDC (Multifamily Hsg.), Series A (4)                       5.600       11/01/2042        10,558,923
        3,000,000    NYC HDC (Multifamily Hsg.), Series A (1)                       5.500       11/01/2034         2,987,340
       31,900,000    NYC HDC (Multifamily Hsg.), Series B (4)                       5.350       05/01/2049        31,173,796
       11,250,000    NYC HDC (Multifamily Hsg.), Series C (4)                       5.050       11/01/2036        10,588,942
        8,365,000    NYC HDC (Multifamily Hsg.), Series C                           5.125       05/01/2040         7,824,119
          385,000    NYC HDC (Multifamily Hsg.), Series C (1)                       5.700       05/01/2031           386,482
        1,000,000    NYC HDC (Multifamily Hsg.), Series E (1)                       5.200       11/01/2033           960,490
        2,155,000    NYC HDC (Multifamily Hsg.), Series F (1)                       5.200       11/01/2032         2,077,075
       13,180,000    NYC HDC (Multifamily Hsg.), Series G-1 (4)                     4.875       11/01/2039        12,405,534
        3,515,000    NYC HDC (Multifamily Hsg.), Series G-1 (1)                     4.750       11/01/2027         3,298,019
        1,345,000    NYC HDC (Multifamily Hsg.), Series H-2                         5.200       11/01/2038         1,285,672
        3,400,000    NYC HDC (Multifamily Hsg.), Series H-2                         5.250       05/01/2046         3,187,738
       15,510,000    NYC HDC (Multifamily Hsg.), Series I-2 (4)                     5.200       11/01/2038        14,598,622
        8,600,000    NYC HDC (Ocean Gate Devel.)                                    5.150       11/01/2040         8,048,396
       29,500,000    NYC HDC (Progress of Peoples Devel.) (1)                       4.950       05/15/2036        27,596,365
        5,185,000    NYC HDC (Seaview Towers)                                       4.750       07/15/2039         4,588,051
          259,052    NYC HDC (St. Martin Tower)                                     6.500       11/15/2018           272,517
        1,182,383    NYC HDC (Tivoli Towers)                                        6.500       01/15/2018         1,243,110
        2,750,000    NYC HDC, Series C (1)                                          5.000       11/01/2026         2,641,320
        1,000,000    NYC Health & Hospital Corp. (1)                                5.375       02/15/2026         1,006,470
        1,165,000    NYC IDA (A Very Special Place)                                 5.750       01/01/2029         1,029,138
        3,480,000    NYC IDA (Acme Architectural Products)                          6.375       11/01/2019         3,216,112
       38,115,000    NYC IDA (AIRIS JFK I/JFK International Airport) (1)            5.500       07/01/2028        32,172,490
       22,745,000    NYC IDA (AIRIS JFK I/JFK International Airport) (1)            6.000       07/01/2027        21,151,485
          255,000    NYC IDA (Allied Metal)                                         6.375       12/01/2014           246,317
          940,000    NYC IDA (Allied Metal)                                         7.125       12/01/2027           897,258
        3,065,000    NYC IDA (Amboy Properties)                                     6.750       06/01/2020         2,752,860
        2,905,000    NYC IDA (American Airlines) (1)                                5.400       07/01/2019         1,398,496
       32,580,000    NYC IDA (American Airlines) (1)                                5.400       07/01/2020        15,686,944
       41,550,000    NYC IDA (American Airlines) (1)                                6.900       08/01/2024        20,003,832
        8,500,000    NYC IDA (American Airlines) (1)                                7.125       08/01/2011         8,230,890
          540,000    NYC IDA (American Airlines) (1)                                7.500       08/01/2016           495,407

                        F11 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

    PRINCIPAL
     AMOUNT                                                                        COUPON        MATURITY          VALUE
------------------                                                                --------      ----------    --------------
NEW YORK Continued
$      18,200,000    NYC IDA (American Airlines) (1)                                7.625%      08/01/2025    $   16,099,902
       61,350,000    NYC IDA (American Airlines) (1)                                7.750       08/01/2031        53,911,313
       44,610,000    NYC IDA (American Airlines)                                    8.000       08/01/2028        40,666,030
      338,060,000    NYC IDA (American Airlines) (1)                                8.500       08/01/2028       325,311,757
        3,530,000    NYC IDA (American National Red Cross)                          5.000       02/01/2036         3,567,595
        4,620,000    NYC IDA (Atlantic Paste & Glue Company)                        6.625       11/01/2019         4,453,957
        1,160,000    NYC IDA (Atlantic Veal & Lamb)                                 8.375       12/01/2016         1,172,644
          380,000    NYC IDA (Baco Enterprises)                                     7.500       11/01/2011           377,712
        1,685,000    NYC IDA (Baco Enterprises)                                     8.500       11/01/2021         1,684,242
        1,500,000    NYC IDA (Bark Frameworks)                                      6.750       11/01/2019         1,416,975
       10,240,000    NYC IDA (Berkeley Carroll School)                              6.100       11/01/2028         9,822,925
        5,500,000    NYC IDA (Beth Abraham Health Services)                         6.500       02/15/2022         5,264,545
        1,035,000    NYC IDA (Beth Abraham Health Services)                         6.500       11/15/2027         1,023,139
        4,220,000    NYC IDA (Beth Abraham Health Services)                         6.500       11/15/2034         4,092,851
       52,740,000    NYC IDA (British Airways) (1)                                  5.250       12/01/2032        32,855,965
       34,360,000    NYC IDA (British Airways) (1)                                  7.625       12/01/2032        29,685,322
       86,000,000    NYC IDA (Brooklyn Navy Yard Cogeneration Partners) (1)         5.650       10/01/2028        83,916,220
      151,620,000    NYC IDA (Brooklyn Navy Yard Cogeneration Partners) (1)         5.750       10/01/2036       147,985,669
       21,220,000    NYC IDA (Brooklyn Navy Yard Cogeneration Partners) (1)         6.200       10/01/2022        22,001,957
       16,205,000    NYC IDA (Calhoun School)                                       6.625       12/01/2034        16,840,236
        4,145,000    NYC IDA (Calhoun School)                                       6.625       12/01/2034         4,331,649
        2,895,000    NYC IDA (Center for Elimination of Family Violence)            7.375       11/01/2036         2,855,860
       12,370,000    NYC IDA (Center for Nursing/Rehabilitation)                    5.375       08/01/2027        10,608,883
        3,400,000    NYC IDA (Center for Nursing/Rehabilitation)                    5.375       08/01/2027         2,900,642
       29,135,000    NYC IDA (Chapin School)                                        5.000       11/01/2038        25,835,170
        2,505,000    NYC IDA (College of New Rochelle)                              5.750       09/01/2017         2,546,307
        2,975,000    NYC IDA (College of New Rochelle)                              5.800       09/01/2026         3,019,447
        1,275,000    NYC IDA (Community Hospital of Brooklyn)                       6.875       11/01/2010         1,289,675
        1,490,000    NYC IDA (Comprehensive Care Management)                        6.000       05/01/2026         1,378,220
        3,145,000    NYC IDA (Comprehensive Care Management)                        6.125       11/01/2035         2,893,086
        3,975,000    NYC IDA (Comprehensive Care Management)                        6.375       11/01/2028         3,819,180
        1,575,000    NYC IDA (Comprehensive Care Management)                        6.375       11/01/2028         1,504,976
        1,650,000    NYC IDA (Comprehensive Care Management)                        7.875       12/01/2016         1,684,898
          795,000    NYC IDA (Comprehensive Care Management)                        8.000       12/01/2011           796,169
          600,000    NYC IDA (Continental Airlines) (1)                             7.250       11/01/2008           597,240
        4,685,000    NYC IDA (Continental Airlines) (1)                             8.375       11/01/2016         4,474,128
        1,745,000    NYC IDA (Cool Wind Ventilation)                                5.250       11/01/2017         1,655,290
        1,570,000    NYC IDA (Cool Wind Ventilation)                                5.450       11/01/2017         1,489,286
        5,685,000    NYC IDA (Cool Wind Ventilation)                                5.875       11/01/2027         5,256,408
        3,600,000    NYC IDA (Dioni)                                                6.625       11/01/2019         3,605,256
          975,000    NYC IDA (Eger Harbor House)                                    5.875       05/20/2044         1,032,398

                        F12 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL
     AMOUNT                                                                        COUPON        MATURITY          VALUE
------------------                                                                --------      ----------    --------------
NEW YORK Continued
$       5,500,000    NYC IDA (Family Support Systems)                               7.500%      11/01/2034    $    5,318,885
        7,315,000    NYC IDA (Friends Seminary School)                              7.125       09/15/2031         7,605,698
       13,780,000    NYC IDA (Gateway School of New York)                           5.550       06/01/2039        11,959,662
        2,265,000    NYC IDA (Gateway School of New York)                           6.500       11/01/2019         2,323,482
       14,935,000    NYC IDA (General Motors Corp.) (1)                             5.125       12/30/2023        10,363,845
        1,900,000    NYC IDA (Global Country World Peace)                           7.250       11/01/2025         1,716,441
        1,800,000    NYC IDA (Global Country World Peace)                           7.250       11/01/2025         1,626,102
        2,175,000    NYC IDA (Good Shepherd Services) (1)                           5.875       06/01/2014         2,137,655
        4,170,000    NYC IDA (Gourmet Boutique)                                     5.750       05/01/2021         3,721,350
        7,290,000    NYC IDA (Guttmacher Institute)                                 5.750       12/01/2036         6,228,649
           95,000    NYC IDA (Herbert G. Birch Childhood Project)                   7.375       02/01/2009            95,010
        2,195,000    NYC IDA (Herbert G. Birch Childhood Project)                   8.375       02/01/2022         2,211,111
          800,000    NYC IDA (Independent Living Assoc.)                            6.200       07/01/2020           739,144
        1,000,000    NYC IDA (Institute of International Education) (1)             5.250       09/01/2021         1,023,730
        3,000,000    NYC IDA (Institute of International Education) (1)             5.250       09/01/2031         3,046,980
        7,890,000    NYC IDA (JetBlue Airways Corp.) (1)                            5.000       05/15/2020         5,500,592
       11,870,000    NYC IDA (JetBlue Airways Corp.) (1)                            5.125       05/15/2030         7,227,880
        9,000,000    NYC IDA (JFK International Airport) (1)                        8.000       08/01/2012         8,890,200
        1,605,000    NYC IDA (Julia Gray)                                           7.500       11/01/2020         1,601,983
          700,000    NYC IDA (Just Bagels Manufacturing)                            8.500       11/01/2016           733,040
          970,000    NYC IDA (Just Bagels Manufacturing)                            8.750       11/01/2026         1,014,416
          575,000    NYC IDA (L&M Optical Disc)                                     7.125       11/01/2010           575,339
       10,175,000    NYC IDA (Liberty-7 World Trade Center)                         6.250       03/01/2015        10,141,117
       10,000,000    NYC IDA (Liberty-7 World Trade Center) (2)                     6.500       03/01/2035        10,004,300
       12,000,000    NYC IDA (Liberty-7 World Trade Center)                         6.750       03/01/2015        12,267,000
       45,500,000    NYC IDA (Liberty-IAC/Interactive Corp.) (1)                    5.000       09/01/2035        37,997,050
        3,025,000    NYC IDA (Little Red Schoolhouse)                               6.750       11/01/2018         3,102,712
          205,000    NYC IDA (Lucky Polyethylene Manufacturing Company)             7.000       11/01/2009           202,667
        2,995,000    NYC IDA (Lucky Polyethylene Manufacturing Company)             7.800       11/01/2024         2,709,247
        2,035,000    NYC IDA (Lycee Francais De New York)                           5.375       06/01/2023         1,921,182
       23,000,000    NYC IDA (Magen David Yeshivah)                                 5.700       06/15/2027        21,778,700
        3,745,000    NYC IDA (Manhattan Community Access Corp.)                     6.000       12/01/2036         3,193,699
        1,895,000    NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)       6.375       11/01/2038         1,801,141
        9,175,000    NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)       6.375       11/01/2038         8,720,562
          680,000    NYC IDA (Marymount School of New York) (1)                     5.125       09/01/2021           647,700
        4,010,000    NYC IDA (Marymount School of New York) (1)                     5.250       09/01/2031         3,614,975
       18,585,000    NYC IDA (MediSys Health Network)                               6.250       03/15/2024        15,779,223
          925,000    NYC IDA (Mesorah Publications)                                 6.450       02/01/2011           915,278
        4,790,000    NYC IDA (Mesorah Publications)                                 6.950       02/01/2021         4,654,491
        8,405,000    NYC IDA (Metro Biofuels)                                       6.000       11/01/2028         8,027,616
        3,000,000    NYC IDA (Metropolitan College of New York)                     5.750       03/01/2020         2,790,960

                        F13 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

    PRINCIPAL
     AMOUNT                                                                        COUPON        MATURITY          VALUE
------------------                                                                --------      ----------    --------------
NEW YORK Continued
$       2,275,000    NYC IDA (Morrisons Pastry)                                     6.500%      11/01/2019    $    2,128,012
          175,000    NYC IDA (NYC Outward Bound Center)                             7.250       11/01/2010           175,600
           25,000    NYC IDA (NYU)                                                  5.000       07/01/2041            25,090
       40,000,000    NYC IDA (NYU) (8)                                              5.250       07/01/2048        40,975,600
        4,475,000    NYC IDA (Paradise Products)                                    8.250       11/01/2022         4,204,576
           60,000    NYC IDA (Petrocelli Electric)                                  7.250       11/01/2008            60,064
        3,780,000    NYC IDA (Petrocelli Electric)                                  8.000       11/01/2017         3,802,264
          940,000    NYC IDA (Petrocelli Electric)                                  8.000       11/01/2018           947,633
       10,065,000    NYC IDA (Polytechnic University) (1)                           5.250       11/01/2027         9,431,207
       24,125,000    NYC IDA (Polytechnic University) (1)                           5.250       11/01/2037        21,685,480
        2,240,000    NYC IDA (Precision Gear)                                       6.375       11/01/2024         2,071,373
        1,910,000    NYC IDA (Precision Gear)                                       6.375       11/01/2024         1,766,215
          930,000    NYC IDA (Precision Gear)                                       7.625       11/01/2024           945,959
        4,100,000    NYC IDA (PSCH)                                                 6.375       07/01/2033         4,062,075
       38,945,000    NYC IDA (Queens Baseball Stadium)                              5.000       01/01/2046        37,916,073
        6,800,000    NYC IDA (Reece School)                                         7.500       12/01/2037         6,871,060
        2,300,000    NYC IDA (Reece School)                                         7.500       12/01/2037         2,300,092
        2,150,000    NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                   6.250       11/01/2014         2,105,216
        8,595,000    NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                   6.750       11/01/2028         8,039,677
        1,000,000    NYC IDA (Roundabout Theatre)                                   5.000       10/01/2023           894,900
          545,000    NYC IDA (Sahadi Fine Foods)                                    6.250       11/01/2009           538,542
        4,085,000    NYC IDA (Sahadi Fine Foods)                                    6.750       11/01/2019         3,734,303
          875,000    NYC IDA (Services for the Underserved/
                     Young Adult Institute Obligated Group)                         5.000       07/01/2026           749,761
        4,380,000    NYC IDA (Showman Fabricators)                                  7.500       11/01/2028         3,972,178
        3,275,000    NYC IDA (South Bronx Overall Economic Devel.)                  8.625       12/01/2025         3,135,387
        1,625,000    NYC IDA (Special Needs Facilities Pooled Program)              4.750       07/01/2020         1,440,839
          995,000    NYC IDA (Special Needs Facilities Pooled Program)              5.250       07/01/2022           902,614
        4,255,000    NYC IDA (Special Needs Facilities Pooled Program)              6.650       07/01/2023         4,496,897
        6,630,000    NYC IDA (Special Needs Facilities Pooled Program)              7.875       08/01/2025         6,768,633
        5,115,000    NYC IDA (St. Bernard's School)                                 7.000       12/01/2021         5,227,990
        1,550,000    NYC IDA (St. Francis College) (1)                              5.000       10/01/2034         1,488,605
        5,760,000    NYC IDA (Stallion)                                             5.500       11/01/2036         4,787,194
          955,000    NYC IDA (Stallion)                                             6.000       11/01/2027           900,422
           10,000    NYC IDA (Staten Island University Hospital)                    6.375       07/01/2031             9,599
        4,405,000    NYC IDA (Staten Island University Hospital)                    6.375       07/01/2031         4,228,271
        1,455,000    NYC IDA (Staten Island University Hospital)                    6.450       07/01/2032         1,407,320
          500,000    NYC IDA (Streamline Plastics)                                  7.750       12/01/2015           485,940
        1,275,000    NYC IDA (Streamline Plastics)                                  8.125       12/01/2025         1,247,014
        6,808,500    NYC IDA (Studio School)                                        7.000       11/01/2038         5,910,935
          715,000    NYC IDA (Surprise Plastics)                                    7.500       11/01/2013           663,449

                        F14 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL
     AMOUNT                                                                        COUPON        MATURITY          VALUE
------------------                                                                --------      ----------    --------------
NEW YORK Continued
$       2,480,000    NYC IDA (Surprise Plastics)                                    8.500%      11/01/2023    $    2,199,562
        7,245,000    NYC IDA (Terminal One Group Assoc.) (1)                        5.500       01/01/2020         7,405,694
        7,750,000    NYC IDA (Terminal One Group Assoc.) (1)                        5.500       01/01/2021         7,883,300
       11,390,000    NYC IDA (Terminal One Group Assoc.) (1)                        5.500       01/01/2024        11,543,537
          380,000    NYC IDA (The Bank Street College) (1)                          5.250       12/01/2021           379,259
        1,000,000    NYC IDA (The Bank Street College) (1)                          5.250       12/01/2030           969,220
       10,000,000    NYC IDA (The Child School)                                     7.550       06/01/2033        10,042,500
          270,000    NYC IDA (Therapy & Learning Center)                            7.500       10/01/2011           273,737
        3,735,000    NYC IDA (Therapy & Learning Center)                            8.250       10/01/2031         3,807,384
        8,955,000    NYC IDA (Tides Two Rivers Foundation)                          5.650       12/01/2039         7,671,569
        4,260,000    NYC IDA (Ulano)                                                6.900       11/01/2019         3,839,240
       32,040,000    NYC IDA (Unicef)                                               5.300       11/01/2038        26,960,699
        1,000,000    NYC IDA (United Nations School)                                6.350       12/01/2015         1,008,350
          385,000    NYC IDA (Urban Health Plan)                                    6.250       09/15/2009           386,756
        9,830,000    NYC IDA (Urban Health Plan)                                    7.050       09/15/2026         9,942,455
        3,640,000    NYC IDA (Urban Resource Institute)                             7.375       11/01/2033         3,602,435
        1,295,000    NYC IDA (Utleys)                                               7.375       11/01/2023         1,166,937
        2,965,000    NYC IDA (Van Blarcom Closures)                                 8.000       11/01/2017         3,041,467
        2,800,000    NYC IDA (Vaughn College Aeronautics) (1)                       5.000       12/01/2021         2,474,584
        1,330,000    NYC IDA (Vaughn College Aeronautics) (1)                       5.000       12/01/2028         1,083,511
        3,235,000    NYC IDA (Vaughn College Aeronautics) (1)                       5.000       12/01/2028         2,635,457
          900,000    NYC IDA (Vaughn College Aeronautics) (1)                       5.000       12/01/2031           716,355
        1,800,000    NYC IDA (Vaughn College Aeronautics) (1)                       5.250       12/01/2036         1,453,806
       17,000,000    NYC IDA (Visy Paper)                                           7.800       01/01/2016        17,023,290
       70,500,000    NYC IDA (Visy Paper)                                           7.950       01/01/2028        70,593,060
        1,930,000    NYC IDA (Vocational Instruction) (9)                           6.500       02/01/2033         1,452,730
          280,000    NYC IDA (W & W Jewelers)                                       7.250       02/01/2011           283,685
        1,555,000    NYC IDA (W & W Jewelers)                                       8.250       02/01/2021         1,615,536
        5,930,000    NYC IDA (Weizmann Institute)                                   5.900       11/01/2034         5,504,641
        2,900,000    NYC IDA (Weizmann Institute)                                   5.900       11/01/2034         2,691,983
        2,795,000    NYC IDA (Westchester Square Medical Center)                    8.000       11/01/2010         2,636,775
        6,160,000    NYC IDA (Westchester Square Medical Center)                    8.375       11/01/2015         5,577,695
        1,660,000    NYC IDA (World Casing Corp.)                                   6.700       11/01/2019         1,592,139
       93,105,000    NYC IDA (Yankee Stadium)                                       5.000       03/01/2046        90,020,431
       24,270,000    NYC IDA (Yeled Yalda Early Childhood)                          5.725       11/01/2037        20,896,470
        9,500,000    NYC IDA (YMCA of Greater New York) (1)                         5.000       08/01/2036         9,289,195
       57,700,000    NYC Municipal Water Finance Authority (4)                      5.000       06/15/2026        58,568,097
       27,500,000    NYC Municipal Water Finance Authority (4)                      5.000       06/15/2031        28,082,450
       11,720,000    NYC Municipal Water Finance Authority (4)                      5.000       06/15/2032        11,793,309
       64,190,000    NYC Municipal Water Finance Authority (4)                      5.000       06/15/2034        64,819,802
       31,400,000    NYC Municipal Water Finance Authority (4)                      5.000       06/15/2034        31,643,821

                        F15 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

   PRINCIPAL
    AMOUNT                                                   COUPON       MATURITY        VALUE
--------------                                               ------      ----------   ---------------
NEW YORK Continued
$   40,100,000    NYC Municipal Water Finance Authority (4)   5.000%     06/15/2037   $    40,497,993
    18,000,000    NYC Municipal Water Finance Authority (4)   5.000      06/15/2038        18,125,190
    22,000,000    NYC Municipal Water Finance Authority (4)   5.000      06/15/2038        22,203,885
    19,740,000    NYC Municipal Water Finance Authority (4)   5.000      06/15/2039        19,909,468
    33,600,000    NYC Municipal Water Finance Authority (4)   5.000      06/15/2039        33,911,147
    18,000,000    NYC Municipal Water Finance Authority (4)   5.000      06/15/2039        18,165,870
    31,500,000    NYC Municipal Water Finance Authority (4)   5.000      06/15/2039        31,754,363
    44,840,000    NYC Municipal Water Finance Authority (4)   5.125      06/15/2032        45,236,386
    11,220,000    NYC Municipal Water Finance Authority (1)   5.000      06/15/2027        11,258,260
        65,000    NYC Municipal Water Finance Authority (1)   5.000      06/15/2029            65,603
        50,000    NYC Municipal Water Finance Authority       5.000      06/15/2029            50,382
       200,000    NYC Municipal Water Finance Authority (1)   5.000      06/15/2035           201,830
       675,000    NYC Municipal Water Finance Authority       5.000      06/15/2039           680,447
        30,000    NYC Municipal Water Finance Authority       5.125      06/15/2032            30,249
        30,000    NYC Municipal Water Finance Authority (1)   5.125      06/15/2033            30,315
        25,000    NYC Municipal Water Finance Authority (1)   5.125      06/15/2033            25,280
       145,000    NYC Municipal Water Finance Authority (1)   5.125      06/15/2034           146,704
       650,000    NYC Municipal Water Finance Authority (1)   5.250      06/15/2034           663,702
       145,000    NYC Trust for Cultural Resources
                  (Museum of American Folk Art)               6.125      07/01/2030           135,869
       350,000    NYS DA (Augustana Lutheran Home) (1)        5.400      02/01/2031           355,660
     1,500,000    NYS DA (Augustana Lutheran Home)            5.500      02/01/2041         1,524,615
    14,360,000    NYS DA (Buena Vida Nursing Home) (4)        5.250      07/01/2028        14,512,001
     8,425,000    NYS DA (Cabrini Westchester)                5.200      02/15/2041         8,635,962
     2,905,000    NYS DA (Chapel Oaks)                        5.450      07/01/2026         2,946,280
     2,250,000    NYS DA
                  (CHSLI/GSHMC/MMC/SCHRC Obligated
                  Group) (1)                                  5.000      07/01/2027         2,205,383
         5,000    NYS DA (City University)                    5.000      07/01/2023             5,035
     3,180,000    NYS DA (Concord Nursing Home) (1)           5.500      02/15/2030         3,294,130
     1,250,000    NYS DA (D'Youville College) (1)             5.250      07/01/2025         1,250,538
       525,000    NYS DA (Dept. of Health) (1)                5.500      07/01/2021           530,702
        20,000    NYS DA (Ellis Hospital) (1)                 5.600      08/01/2025            20,025
     6,790,000    NYS DA
                  (Frances Schervier Home & Hospital
                  Obligated Group) (1)                        5.500      07/01/2027         6,804,395
       880,000    NYS DA
                  (Grace Manor Health Care Facility) (1)      6.150      07/01/2018           881,804
     1,575,000    NYS DA (Health Quest Systems) (1)           5.250      07/01/2027         1,647,403
     2,700,000    NYS DA (Health Quest Systems) (1)           5.250      07/01/2027         2,824,119
     3,970,000    NYS DA (Hospital for Special Surgery) (1)   5.000      08/15/2033         3,971,985
   141,115,000    NYS DA (Insured Hospital) (1)               5.529 (3)  08/15/2036        28,417,739
     1,000,000    NYS DA (Jones Memorial Hospital) (1)        5.375      08/01/2034         1,011,220
     1,815,000    NYS DA (L.I. Jewish Medical Center)         5.000      11/01/2026         1,785,996


                         F16 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL
    AMOUNT                                                     COUPON        MATURITY        VALUE
--------------                                                 ------       ----------   ---------------
NEW YORK Continued
$    3,255,000    NYS DA (L.I. University)                      5.125%      09/01/2023   $     3,307,536
       235,000    NYS DA (L.I. University) (1)                  5.250       09/01/2028           234,981
     1,335,000    NYS DA (L.I. University)                      5.250       09/01/2028         1,321,797
     1,585,000    NYS DA (L.I. University) (1)                  5.500       09/01/2020         1,615,527
     1,710,000    NYS DA (Lenox Hill Hospital Obligated
                  Group)                                        5.375       07/01/2020         1,668,396
       405,000    NYS DA (Lenox Hill Hospital Obligated
                  Group)                                        5.500       07/01/2030           375,091
    20,000,000    NYS DA (Maimonides Medical Center) (4)        5.750       08/01/2029        20,809,700
        45,000    NYS DA (Maimonides Medical Center) (1)        5.750       08/01/2035            45,063
     3,865,000    NYS DA (Manhattan College)                    5.000       07/01/2041         3,714,226
     3,260,000    NYS DA (Manhattan College) (1)                5.300       07/01/2037         3,260,000
    18,230,000    NYS DA (Memorial Sloan-Kettering) (4)         5.000       07/01/2035        18,458,000
     1,000,000    NYS DA (Menorah Campus) (1)                   6.100       02/01/2037         1,011,970
    23,300,000    NYS DA (Menorah Home & Hospital)              5.150       08/01/2038        23,358,716
    12,460,000    NYS DA (Menorah) (1)                          5.100       08/01/2028        12,551,332
    18,500,000    NYS DA (Mental Health Services
                  Facilities) (4)                               5.000       02/15/2023        18,650,868
    17,100,000    NYS DA (Mental Health Services
                  Facilities) (1)                               5.000       02/15/2030        17,320,248
     3,660,000    NYS DA (Mental Health Services
                  Facilities) (1)                               5.000       02/15/2033         3,688,328
     3,800,000    NYS DA (Millard Fillmore Hospital) (1)        5.375       02/01/2032         3,844,270
     4,125,000    NYS DA (Miriam Osborn Memorial Home
                  Assoc.) (1)                                   6.375       07/01/2029         4,156,763
     2,430,000    NYS DA (Miriam Osborn Memorial Home
                  Assoc.) (1)                                   6.875       07/01/2019         2,515,560
     6,860,000    NYS DA (Miriam Osborn Memorial Home
                  Assoc.) (1)                                   6.875       07/01/2025         7,057,294
    13,240,000    NYS DA (Montefiore Medical Center)            5.000       02/01/2028        12,696,630
     1,750,000    NYS DA (Montefiore Medical Center)            5.000       08/01/2033         1,677,533
     9,500,000    NYS DA (Montefiore Medical Center)            5.500       08/01/2038         9,651,620
    10,150,000    NYS DA
                  (MSH/NYU Hospital Center/HJDOI Obligated
                  Group)                                        5.500       07/01/2026        10,148,985
     6,800,000    NYS DA
                  (MSH/NYU Hospital Center/HJDOI Obligated
                  Group) (1)                                    6.000       07/01/2014         7,038,272
    25,240,000    NYS DA
                  (MSH/NYU Hospital Center/HJDOI Obligated
                  Group)                                        6.500       07/01/2025        26,006,539
     2,335,000    NYS DA (Mt. Sinai Hospital) (1)               6.625       07/01/2019         2,417,239
    10,450,000    NYS DA (Mt. Sinai/NYU Health) (1)             5.500       07/01/2026        10,448,955
     2,280,000    NYS DA (Mt. Sinai/NYU Health) (1)             6.500       07/01/2017         2,362,855
     5,745,000    NYS DA (Mt. Sinai/NYU Health) (1)             6.750       07/01/2020         5,961,931
    11,400,000    NYS DA (Municipal Health Facilities) (2,4)    5.000       01/15/2023        11,510,694
     3,500,000    NYS DA (New York Hospital Medical Center
                  of Queens) (1)                                4.650       08/15/2027         3,431,155
    21,305,000    NYS DA (New York Hospital Medical Center
                  of Queens) (1)                                4.750       02/15/2037        20,466,435
     6,950,000    NYS DA (New York Hospital Medical Center)     5.600       02/15/2039         7,131,048
     2,265,000    NYS DA (New York Methodist Hospital)          5.250       07/01/2033         2,132,928
    62,010,000    NYS DA (North Shore University Hospital/
                  L.I. Jewish Medical Center Obligated
                  Group) (2,4)                                  2.755 (6)   05/01/2033        49,545,966

                         F17 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

   PRINCIPAL
    AMOUNT                                                     COUPON         MATURITY        VALUE
--------------                                                 ------        ----------   ---------------
NEW YORK Continued

$    9,966,670    NYS DA (North Shore University Hospital/
                  L.I. Jewish Medical Center) (4)               2.654% (6)   05/01/2018   $     8,770,670
       400,000    NYS DA (North Shore University Hospital/
                  L.I. Jewish Medical Center) (1)               5.000        05/01/2020           402,388
     3,455,000    NYS DA (North Shore University Hospital/
                  L.I. Jewish Medical Center) (1)               5.000        05/01/2027         3,398,891
     7,500,000    NYS DA (North Shore University Hospital/
                  L.I. Jewish Medical Center) (1)               5.000        05/01/2032         7,201,875
    25,000,000    NYS DA (North Shore University Hospital/
                  L.I. Jewish Medical Center) (1)               5.000        05/01/2037        23,631,750
       990,000    NYS DA (Norwegian Christian Home & Health
                  Center) (1)                                   5.200        08/01/2036           997,296
     2,000,000    NYS DA (Norwegian Christian Home & Health
                  Center)                                       6.100        08/01/2041         2,144,760
    24,380,000    NYS DA (NSLIJHS/LIMC/NSUHGC Obligated
                  Group) (1)                                    5.000        11/01/2034        23,065,187
     6,200,000    NYS DA (Nursing Home)                         4.900        02/15/2041         6,135,830
     7,450,000    NYS DA (Nursing Home)                         4.950        02/15/2045         7,384,813
    18,825,000    NYS DA (Nursing Homes) (1)                    5.300        02/01/2038        18,915,737
        15,000    NYS DA (NYS Dept. of Mental Hygiene) (1)      5.250        08/15/2031            15,132
     5,000,000    NYS DA (NYU Hospitals Center) (1)             5.000        07/01/2020         4,759,250
    11,100,000    NYS DA (NYU Hospitals Center) (1)             5.000        07/01/2026        10,144,845
    20,580,000    NYS DA (NYU Hospitals Center) (1)             5.000        07/01/2026        18,809,091
    40,320,000    NYS DA (NYU Hospitals Center) (1)             5.000        07/01/2036        35,153,395
     4,600,000    NYS DA (NYU Hospitals Center) (1)             5.250        07/01/2024         4,393,874
     2,000,000    NYS DA (NYU Hospitals Center) (1)             5.625        07/01/2037         1,911,220
       505,000    NYS DA (NYU)                                  5.000        07/01/2041           506,813
     7,275,000    NYS DA (Orange Regional Medical Center)       6.125        12/01/2029         7,189,955
    17,980,000    NYS DA (Orange Regional Medical Center)       6.250        12/01/2037        17,847,308
     2,925,000    NYS DA (Ozanam Hall of Queens Nursing
                  Home)                                         5.000        11/01/2026         2,960,597
     5,150,000    NYS DA (Ozanam Hall of Queens Nursing
                  Home)                                         5.000        11/01/2031         5,153,142
     6,035,000    NYS DA (Providence Rest)                      5.000        07/01/2035         4,734,035
     2,700,000    NYS DA (Providence Rest)                      5.125        07/01/2030         2,220,885
     3,100,000    NYS DA (Providence Rest)                      5.250        07/01/2025         2,709,090
     1,750,000    NYS DA (Residential Institution for
                  Children) (1)                                 5.000        06/01/2033         1,756,720
     3,075,000    NYS DA (Residential Institution for
                  Children) (1)                                 5.000        06/01/2038         3,060,671
     6,260,000    NYS DA (Rochester General Hospital) (1)       5.000        12/01/2025         6,096,426
    17,660,000    NYS DA (Rochester General Hospital) (1)       5.000        12/01/2035        16,416,383
       675,000    NYS DA (Sarah Neuman Nursing Home) (1)        5.450        08/01/2027           684,700
        50,000    NYS DA (School Districts Financing
                  Program), Series B (1)                        6.000        10/01/2022            53,912
        25,000    NYS DA (School Districts Financing
                  Program), Series B (1)                        6.000        10/01/2029            26,815
    20,520,000    NYS DA (SCSMC/SV/CHSLI Obligated Group) (1)   6.000        07/01/2030        20,772,191
     1,075,000    NYS DA (SFH/GSHMC/MMC/SCHRC Obligated
                  Group) (1)                                    5.100        07/01/2034         1,032,398
       415,000    NYS DA (Special Act School Districts) (1)     6.000        07/01/2019           415,934
     2,470,000    NYS DA (St. Barnabas Hospital) (1)            5.450        08/01/2035         2,472,816

                         F18 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL
    AMOUNT                                                     COUPON       MATURITY        VALUE
--------------                                                 ------      ----------   ---------------
NEW YORK Continued

$    1,005,000    NYS DA (St. Catherine of Siena Medical
                  Center) (1)                                   6.000%     07/01/2030   $     1,017,351
     2,580,000    NYS DA (St. James Mercy Hospital) (1)         5.400      02/01/2038         2,602,033
   101,800,000    NYS DA (St. Lukes Roosevelt Hospital) (4)     4.900      08/15/2031       102,134,413
     1,505,000    NYS DA (St. Thomas Aquinas College) (1)       5.250      07/01/2028         1,490,296
     3,910,000    NYS DA (St. Vincent DePaul Residence)         5.300      07/01/2018         3,991,328
     2,500,000    NYS DA (University of Rochester)              5.000      07/01/2039         2,509,450
     2,095,000    NYS DA (Vassar Brothers) (1)                  5.375      07/01/2025         2,134,156
    11,695,000    NYS DA (Vassar College) (4)                   5.000      07/01/2046        11,813,287
     7,055,000    NYS DA (White Plains Hospital)                5.375      02/15/2043         7,151,089
     2,500,000    NYS DA (Willow Towers) (1)                    5.400      02/01/2034         2,582,400
    26,090,000    NYS DA (Wyckoff Heights Medical Center) (1)   5.300      08/15/2021        26,479,263
       715,000    NYS DA, Series B (1)                          6.650      08/15/2030           739,832
       100,000    NYS EFC (Clean Water & Drinking
                  Revolving Funds) (1)                          5.125      06/15/2031           101,661
     4,095,000    NYS EFC (Clean Water & Drinking
                  Revolving Funds) (1)                          5.400      07/15/2021         4,153,845
     7,500,000    NYS EFC (NYS Water Services) (1)              5.950      01/15/2020         7,758,450
     2,365,000    NYS EFC (NYS Water Services) (1)              6.000      01/15/2031         2,418,544
        50,000    NYS EFC (United Waterworks) (1)               5.150      03/01/2034            46,887
     7,000,000    NYS ERDA (Brooklyn Union Gas Company)
                  RIBS                                          9.435 (7)  04/01/2020         7,309,190
    16,300,000    NYS ERDA (Brooklyn Union Gas Company)
                  RIBS                                         10.461 (7)  07/01/2026        16,767,973
       235,000    NYS ERDA (Central Hudson Gas & Electric
                  Co.) (1)                                      5.450      08/01/2027           240,525
     5,000,000    NYS ERDA (LILCO) (1)                          5.150      03/01/2016         5,004,200
    23,270,000    NYS ERDA (LILCO) (1)                          5.300      11/01/2023        23,581,120
       350,000    NYS ERDA (LILCO) (1)                          5.300      10/01/2024           354,557
       100,000    NYS ERDA (LILCO) (1)                          5.300      08/01/2025           101,268
        75,000    NYS ERDA (LILCO) (1)                          5.300      08/01/2025            75,161
    13,940,000    NYS ERDA (Niagara Mohawk Power Corp.) (1)     5.150      11/01/2025        14,085,534
    14,500,000    NYS ERDA (Rochester Gas & Electric) (1)       5.950      09/01/2033        14,591,640
     3,095,000    NYS HFA (Affordable Hsg.)                     5.100      11/01/2028         2,973,614
     4,400,000    NYS HFA (Affordable Hsg.)                     5.250      11/01/2027         4,394,368
     2,365,000    NYS HFA (Affordable Hsg.)                     5.250      11/01/2038         2,233,175
     8,185,000    NYS HFA (Affordable Hsg.)                     5.300      11/01/2037         8,005,585
    10,220,000    NYS HFA (Affordable Hsg.)                     5.450      11/01/2045        10,052,494
     2,605,000    NYS HFA (Children's Rescue)                   7.625      05/01/2018         2,605,208
     1,735,000    NYS HFA (Crotona Estates Apartments)          4.950      08/15/2038         1,588,098
       990,000    NYS HFA (Friendship)                          5.100      08/15/2041           918,532
        15,000    NYS HFA (General Hsg.) (1)                    6.600      11/01/2008            15,170
     1,495,000    NYS HFA (Golden Age Apartments)               5.000      02/15/2037         1,383,697
     5,960,000    NYS HFA (Highland Avenue Senior Apartments)   5.000      02/15/2039         5,654,848
     8,865,000    NYS HFA (Horizons at Wawayanda) (1)           5.350      06/01/2025         8,889,822
     7,640,000    NYS HFA (Hospital & Nursing Home) (1)         5.150      11/01/2016         7,656,655
     1,645,000    NYS HFA (Kensico Terrace Apartments) (1)      4.900      02/15/2038         1,494,729

                         F19 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

   PRINCIPAL
    AMOUNT                                                   COUPON       MATURITY        VALUE
--------------                                               ------      ----------   ---------------
NEW YORK Continued
$      950,000    NYS HFA (Kensico Terrace Apartments) (1)    4.950%     02/15/2038   $       870,096
         5,000    NYS HFA (Meadow Manor) (1)                  7.750      11/01/2019             5,100
     3,980,000    NYS HFA (Multifamily Hsg.) (1)              4.850      02/15/2038         3,585,463
     6,580,000    NYS HFA (Multifamily Hsg.)                  4.850      11/01/2040         5,875,611
       745,000    NYS HFA (Multifamily Hsg.) (1)              5.250      11/15/2028           731,247
     1,340,000    NYS HFA (Multifamily Hsg.) (1)              5.300      08/15/2024         1,341,863
     1,700,000    NYS HFA (Multifamily Hsg.)                  5.300      11/15/2039         1,629,756
     1,070,000    NYS HFA (Multifamily Hsg.) (1)              5.350      08/15/2020         1,080,133
     2,860,000    NYS HFA (Multifamily Hsg.) (1)              5.350      08/15/2031         2,818,759
     2,080,000    NYS HFA (Multifamily Hsg.) (1)              5.375      02/15/2035         2,035,197
     3,290,000    NYS HFA (Multifamily Hsg.) (1)              5.450      08/15/2032         3,273,583
     2,075,000    NYS HFA (Multifamily Hsg.) (1)              5.500      08/15/2030         2,076,204
     1,215,000    NYS HFA (Multifamily Hsg.) (1)              5.550      08/15/2019         1,231,123
     1,385,000    NYS HFA (Multifamily Hsg.) (1)              5.600      08/15/2019         1,404,722
     1,240,000    NYS HFA (Multifamily Hsg.) (1)              5.600      02/15/2026         1,242,009
     1,730,000    NYS HFA (Multifamily Hsg.) (1)              5.600      08/15/2033         1,735,986
     1,125,000    NYS HFA (Multifamily Hsg.) (1)              5.650      08/15/2030         1,130,670
     3,200,000    NYS HFA (Multifamily Hsg.) (1)              5.650      08/15/2030         3,216,128
     1,000,000    NYS HFA (Multifamily Hsg.) (1)              5.650      08/15/2031         1,004,300
     1,710,000    NYS HFA (Multifamily Hsg.) (1)              5.650      02/15/2034         1,688,437
     2,120,000    NYS HFA (Multifamily Hsg.) (1)              5.700      08/15/2033         2,129,455
     4,715,000    NYS HFA (Multifamily Hsg.)                  6.125      08/15/2038         4,730,937
        25,000    NYS HFA (Multifamily Hsg.)                  6.200      08/15/2016            25,029
       695,000    NYS HFA (Multifamily Hsg.)                  6.250      02/15/2031           701,422
     1,255,000    NYS HFA (Multifamily Hsg.) (1)              6.400      11/15/2027         1,259,681
     2,735,000    NYS HFA (Multifamily Hsg.) (1)              6.700      08/15/2025         2,737,598
     5,450,000    NYS HFA (Multifamily Hsg.) (1)              6.750      11/15/2036         5,536,928
       480,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2009           488,736
       525,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2010           534,555
       565,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2011           575,283
       605,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2012           616,011
       655,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2013           666,921
       780,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2014           794,196
       835,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2015           850,197
       900,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2016           916,380
       990,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2017         1,008,018
     1,060,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2018         1,079,292
       460,000    NYS HFA (Nonprofit Hsg.) (1)                8.400      11/01/2019           468,372
     1,490,000    NYS HFA (North Street)                      5.050      08/15/2039         1,378,652
     4,535,000    NYS HFA (Phillips Village) (1)              7.750      08/15/2017         4,624,067
     4,200,000    NYS HFA (Senior Devel. Hsg.)                5.400      11/15/2042         4,032,042

                         F20 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL
    AMOUNT                                                           COUPON        MATURITY          VALUE
--------------                                                       ------       ----------   ---------------
NEW YORK Continued
$       70,000    NYS HFA (Service Contract) (1)                      5.375%      03/15/2023   $        70,040
     5,600,000    NYS HFA (Service Contract) (1)                      5.500       09/15/2022         5,659,808
     5,520,000    NYS HFA (Service Contract) (1)                      5.500       03/15/2025         5,578,567
        35,000    NYS HFA (Service Contract) (1)                      6.500       03/15/2025            35,062
     1,540,000    NYS HFA (Tiffany Gardens) (1)                       4.900       08/15/2025         1,473,811
     3,210,000    NYS HFA (Tiffany Gardens) (1)                       5.125       08/15/2037         3,035,986
       230,000    NYS LGSC (SCSB) (2)                                 7.250       12/15/2011           229,821
       810,000    NYS LGSC (SCSB) (2)                                 7.375       12/15/2016           811,312
       980,000    NYS LGSC (SCSB) (2)                                 7.750       12/15/2021           972,278
       960,000    NYS Medcare (Hospital & Nursing Home) (1)           6.300       08/15/2023           962,074
       740,000    NYS Medcare (Hospital & Nursing Home) (1)           6.375       08/15/2033           741,650
       270,000    NYS Medcare (Hospital & Nursing Home) (1)           7.400       11/01/2016           271,023
       195,000    NYS Medcare (Hospital & Nursing Home) (1)           9.375       11/01/2016           198,052
        30,000    NYS Medcare (M.G. Nursing Home) (1)                 6.200       02/15/2015            30,083
     1,670,000    NYS Medcare (M.G. Nursing Home) (1)                 6.375       02/15/2035         1,673,624
         5,000    NYS UDC (Correctional Facilities) (1)               6.309 (3)   01/01/2013             3,992
     5,300,000    Oneida County, NY IDA (Bonide Products)             6.250       11/01/2018         4,912,994
       830,000    Oneida County, NY IDA (Civic
                  Facilities-Mohawk Valley)                           5.000       09/15/2035           638,702
       450,000    Oneida County, NY IDA
                  (Mohawk Valley Handicapped Services)                5.300       03/15/2019           424,485
       840,000    Oneida County, NY IDA
                  (Mohawk Valley Handicapped Services)                5.350       03/15/2029           731,245
     1,190,000    Oneida County, NY IDA (Presbyterian Home)           5.250       03/01/2019         1,203,221
     1,015,000    Oneida County, NY IDA (Presbyterian Home)           6.100       06/01/2020         1,053,743
     3,990,000    Onondaga County, NY IDA (Air Cargo)                 6.125       01/01/2032         3,792,575
     2,000,000    Onondaga County, NY IDA (Air Cargo)                 7.250       01/01/2032         2,015,960
     2,200,000    Onondaga County, NY IDA (Anheuser-Busch) (1)        4.950       07/01/2036         1,973,906
       770,000    Onondaga County, NY IDA (Coltec Industries)         9.875       10/01/2010           780,141
     1,235,000    Onondaga County, NY IDA
                  (Community General Hospital) (1)                    5.500       11/01/2018         1,165,581
     6,485,000    Onondaga County, NY IDA
                  (Community General Hospital) (1)                    6.625       01/01/2018         6,495,700
     1,185,000    Onondaga County, NY IDA (Free Library)              5.125       03/01/2030         1,171,918
     1,115,000    Onondaga County, NY IDA (Free Library)              5.125       03/01/2037         1,081,528
     4,710,000    Onondaga County, NY IDA (Le Moyne College)          5.625       12/01/2021         4,761,998
     9,600,000    Onondaga County, NY IDA (Solvay Paperboard)         6.800       11/01/2014         9,664,704
    67,200,000    Onondaga County, NY IDA (Solvay Paperboard)         7.000       11/01/2030        67,851,168
       500,000    Onondaga County, NY IDA Sewage Waste Facilities
                  (Anheuser-Busch Companies) (1)                      6.250       12/01/2034           504,280
    45,699,598    Onondaga County, NY Res Rec                         0.000 (5)   05/01/2022        28,614,803
    41,580,000    Onondaga County, NY Res Rec                         5.000       05/01/2015        38,307,238
     2,500,000    Orange County, NY IDA (Arden Hill Life
                  Care Center)                                        7.000       08/01/2021         2,587,575

                         F21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

   PRINCIPAL
    AMOUNT                                                       COUPON        MATURITY        VALUE
--------------                                                   ------       ----------   ---------------
NEW YORK Continued
$    2,325,000    Orange County, NY IDA (Arden Hill Life
                  Care Center)                                    7.000%      08/01/2031   $     2,392,169
     2,090,000    Orange County, NY IDA (Arden Hill Life
                  Care Center)                                    7.000       08/01/2031         2,128,602
     2,705,000    Orange County, NY IDA (Glen Arden)              5.625       01/01/2018         2,576,837
     5,590,000    Orange County, NY IDA (Glen Arden)              5.700       01/01/2028         4,890,244
       195,000    Orange County, NY IDA
                  (Orange Mental Retardation Properties) (1)      7.800       07/01/2011           195,645
     1,715,000    Orange County, NY IDA
                  (St. Luke's Cornwall Hospital Obligated
                  Group) (1)                                      5.375       12/01/2021         1,726,628
     6,330,000    Orange County, NY IDA
                  (St. Luke's Cornwall Hospital Obligated
                  Group) (1)                                      5.375       12/01/2026         6,360,574
     2,235,000    Orange County, NY IDA
                  (St. Luke's Cornwall Hospital Obligated
                  Group) (1)                                      5.375       12/01/2026         2,245,795
     7,435,000    Orange County, NY IDA (Tuxedo Place) (2)        7.000       08/01/2032         6,057,369
     2,500,000    Orange County, NY IDA (Tuxedo Place) (2)        7.000       08/01/2033         2,027,150
     2,755,000    Oswego County, NY IDA (Bishop's Common)         5.375       02/01/2049         2,786,297
     3,260,000    Oswego County, NY IDA (Seneca Hill
                  Manor) (1)                                      5.650       08/01/2037         3,330,449
     6,870,000    Otsego County, NY IDA (Hartwick College)        5.900       07/01/2022         6,632,229
     1,350,000    Otsego County, NY IDA (Hartwick College)        6.000       07/01/2013         1,373,720
     1,435,000    Otsego County, NY IDA (Hartwick College)        6.000       07/01/2014         1,456,095
     1,520,000    Otsego County, NY IDA (Hartwick College)        6.000       07/01/2015         1,536,386
     1,610,000    Otsego County, NY IDA (Hartwick College)        6.000       07/01/2016         1,620,497
     3,030,000    Otsego County, NY IDA
                  (Mary Imogene Bassett Hospital) (1)             5.350       11/01/2020         3,079,328
    12,635,000    Peekskill, NY IDA (Drum Hill)                   6.375       10/01/2028        11,708,096
     2,055,000    Penfield-Crown Oak, NY Hsg. Devel. Corp.
                  (Crown Oak Apartments)                          4.875       12/01/2038         1,990,021
     1,150,000    Port Authority NY/NJ (Continental
                  Airlines)                                       9.000       12/01/2010         1,150,713
    50,945,000    Port Authority NY/NJ (Continental
                  Airlines)                                       9.125       12/01/2015        51,586,907
    15,815,000    Port Authority NY/NJ (JFK International
                  Air Terminal) (1)                               5.750       12/01/2022        15,822,591
    30,035,000    Port Authority NY/NJ (JFK International
                  Air Terminal) (1)                               5.750       12/01/2025        29,772,794
     2,625,000    Port Authority NY/NJ (JFK International
                  Air Terminal) (1)                               5.900       12/01/2017         2,658,863
     7,410,000    Port Authority NY/NJ (KIAC)                     6.750       10/01/2011         7,355,833
    48,300,000    Port Authority NY/NJ (KIAC)                     6.750       10/01/2019        48,337,191
        35,000    Port Authority NY/NJ, 122nd Series (1)          5.000       07/15/2026            34,712
       525,000    Port Authority NY/NJ, 122nd Series (1)          5.125       01/15/2036           520,013
     9,810,000    Port Authority NY/NJ, 124th Series (1)          5.000       08/01/2036         9,429,078
       270,000    Port Authority NY/NJ, 126th Series (1)          5.125       11/15/2028           266,790
       240,000    Port Authority NY/NJ, 126th Series (1)          5.125       11/15/2030           236,995
     1,145,000    Port Authority NY/NJ, 127th Series (1)          5.125       06/15/2037         1,122,123
        50,000    Port Authority NY/NJ, 127th Series (1)          5.200       12/15/2027            50,050
     7,070,000    Port Authority NY/NJ, 127th Series (1)          5.250       12/15/2032         7,084,140
       495,000    Port Authority NY/NJ, 132nd Series (1)          5.000       09/01/2026           507,246
    80,000,000    Port Authority NY/NJ, 135th Series (4)          5.000       03/15/2039        81,422,800

                         F22 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL
    AMOUNT                                                     COUPON        MATURITY        VALUE
--------------                                                 ------       ----------   ---------------
NEW YORK Continued
$   17,855,000    Port Authority NY/NJ, 136th Series (4)        5.125%      05/01/2034   $    17,672,292
    19,175,000    Port Authority NY/NJ, 136th Series (4)        5.375       11/01/2028        19,523,309
    22,855,000    Port Authority NY/NJ, 136th Series (4)        5.500       11/01/2029        23,452,789
     1,430,000    Port Authority NY/NJ, 137th Series (1)        5.125       07/15/2030         1,431,359
    26,000,000    Port Authority NY/NJ, 138th Series (4)        4.750       12/01/2034        24,585,143
    27,255,000    Port Authority NY/NJ, 141st Series (1)        4.500       09/01/2029        24,562,751
    47,910,000    Port Authority NY/NJ, 143rd Series (4)        5.000       04/01/2036        47,336,198
    27,535,000    Port Authority NY/NJ, 143rd Series (4)        5.000       04/01/2036        26,918,655
    12,840,000    Port Authority NY/NJ, 146th Series (4)        4.500       12/01/2034        11,492,142
    26,100,000    Port Authority NY/NJ, 146th Series (4)        4.750       12/01/2027        24,765,681
        10,000    Port Authority NY/NJ, 146th Series (1)        4.500       12/01/2034             8,950
        10,000    Port Authority NY/NJ, 146th Series (1)        4.750       12/01/2027             9,489
    13,005,000    Port Authority NY/NJ, 147th Series (1)        4.750       10/15/2028        12,198,170
    17,790,000    Port Authority NY/NJ, 147th Series (1)        5.000       10/15/2027        17,464,799
    20,000,000    Port Authority NY/NJ, 147th Series (1)        5.000       10/15/2032        19,504,200
    72,000,000    Port Authority NY/NJ, 151st Series (4)        5.750       03/15/2035        75,937,320
    10,000,000    Port Authority NY/NJ, 151st Series (1)        5.750       03/15/2035        10,546,800
   101,940,000    Port Authority NY/NJ, 152nd Series (1)        5.250       11/01/2035       102,711,686
    13,715,000    Port Authority NY/NJ, 152nd Series (1)        5.250       05/01/2038        13,797,701
    18,500,000    Port Authority NY/NJ, 152nd Series (1)        5.750       11/01/2030        19,566,340
    50,660,000    Port Authority NY/NJ, 37th Series (4)         5.250       07/15/2034        51,085,291
     2,755,000    Poughkeepsie, NY IDA (Eastman & Bixby
                  Redevel. Corp.) (1)                           6.000       08/01/2032         2,803,874
     1,990,000    Putnam County, NY IDA (Brewster Plastics)     8.500       12/01/2016         1,977,722
     1,500,000    Rensselaer County, NY IDA (Franciscan
                  Heights) (1)                                  5.375       12/01/2036         1,511,655
    27,455,000    Rensselaer County, NY IDA
                  (Rensselaer Polytechnical Institute) (1)      5.000       03/01/2036        27,609,572
     6,385,000    Rensselaer County, NY Tobacco Asset
                  Securitization Corp. (1)                      5.625       06/01/2035         6,224,864
     7,300,000    Rensselaer County, NY Tobacco Asset
                  Securitization Corp.                          5.750       06/01/2043         7,180,791
     1,685,000    Rensselaer County, NY Water Service Sewer
                  Authority                                     5.250       09/01/2038         1,702,069
     2,055,000    Rensselaer County, NY Water Service Sewer
                  Authority                                     5.250       09/01/2038         2,079,064
     2,470,000    Rensselaer County, NY Water Service Sewer
                  Authority                                     5.350       09/01/2047         2,496,454
     3,020,000    Rensselaer County, NY Water Service Sewer
                  Authority                                     5.350       09/01/2047         3,052,344
    17,815,000    Rensselaer, NY Municipal Leasing Corp.
                  (Rensselaer County Nursing Home)              6.900       06/01/2024        17,933,470
     1,495,000    Riverhead, NY IDA (Michael Reilly Design)     8.875       08/01/2021         1,473,397
     5,365,000    Rochester, NY Hsg. Authority
                  (Andrews Terrace Apartments)                  4.600       12/20/2026         4,891,700
     7,565,000    Rochester, NY Hsg. Authority
                  (Andrews Terrace Apartments)                  4.700       12/20/2038         6,628,756
    15,695,000    Rochester, NY Hsg. Authority
                  (Andrews Terrace Apartments)                  4.800       12/20/2048        13,603,327
     6,790,000    Rochester, NY Museum & Science Center         6.125       12/01/2015         6,519,079

                         F23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

   PRINCIPAL
    AMOUNT                                                           COUPON        MATURITY        VALUE
--------------                                                       ------       ----------   ---------------
NEW YORK Continued
$    1,195,000    Rockland County, NY IDA
                  (Crystal Run Village/Rockland County Assoc.
                  for the Learning Disabled Obligated Group)          4.900%      07/01/2021   $     1,067,039
     9,225,000    Rockland County, NY Tobacco Asset
                  Securitization Corp. (1)                            5.625       08/15/2035         8,992,715
    10,095,000    Rockland County, NY Tobacco Asset
                  Securitization Corp.                                5.750       08/15/2043         9,929,644
    30,000,000    Rockland County, NY Tobacco Asset
                  Securitization Corp.                                5.875 (3)   08/15/2045         1,711,200
   486,000,000    Rockland County, NY Tobacco Asset
                  Securitization Corp.                                7.668 (3)   08/15/2060         6,356,880
        20,000    Sanford Town, NY GO                                 5.250       04/15/2015            20,971
        20,000    Sanford Town, NY GO                                 5.250       04/15/2016            20,930
        25,000    Sanford Town, NY GO                                 5.250       04/15/2017            25,968
        25,000    Sanford Town, NY GO                                 5.250       04/15/2018            25,855
        25,000    Sanford Town, NY GO                                 5.250       04/15/2019            25,770
        25,000    Sanford Town, NY GO                                 5.250       04/15/2020            25,750
        30,000    Sanford Town, NY GO                                 5.250       04/15/2021            30,743
        30,000    Sanford Town, NY GO                                 5.250       04/15/2022            30,652
        30,000    Sanford Town, NY GO                                 5.250       04/15/2023            30,593
        30,000    Sanford Town, NY GO                                 5.250       04/15/2024            30,496
        35,000    Sanford Town, NY GO                                 5.250       04/15/2025            35,466
        35,000    Sanford Town, NY GO                                 5.250       04/15/2026            35,376
        40,000    Sanford Town, NY GO                                 5.250       04/15/2027            40,404
        40,000    Sanford Town, NY GO                                 5.250       04/15/2028            40,315
        40,000    Sanford Town, NY GO                                 5.250       04/15/2029            40,251
        45,000    Sanford Town, NY GO                                 5.250       04/15/2030            45,139
        45,000    Sanford Town, NY GO                                 5.250       04/15/2031            44,937
        50,000    Sanford Town, NY GO                                 5.250       04/15/2032            49,814
        50,000    Sanford Town, NY GO                                 5.250       04/15/2033            49,517
        55,000    Sanford Town, NY GO                                 5.250       04/15/2034            54,368
        60,000    Sanford Town, NY GO                                 5.250       04/15/2035            59,062
        60,000    Sanford Town, NY GO                                 5.250       04/15/2036            58,792
     3,000,000    Saratoga County, NY IDA (Saratoga Hospital/
                  Saratoga Care/Benedict Community Health
                  Center) (1)                                         5.125       12/01/2033         2,862,600
     1,635,000    Schenectady, NY IDA (Schaffer Heights Hsg.)         6.000       11/01/2030         1,705,240
     3,405,000    Schenectady, NY Metroplex Devel. Authority,
                  Series A (1)                                        5.375       12/15/2021         3,508,818
        68,000    Schroon Lake, NY Fire District (2)                  7.250       03/01/2009            68,142
       175,000    Scotia, NY Hsg. Authority (Holyrood House) (1)      7.000       06/01/2009           176,036
     2,650,000    Seneca County, NY IDA (New York
                  Chiropractic College) (1)                           5.000       10/01/2027         2,515,645
     2,480,000    SONYMA, Series 106 (1)                              5.100       04/01/2023         2,449,942
    22,885,000    SONYMA, Series 106 (1)                              5.250       04/01/2034        22,130,482
    30,240,000    SONYMA, Series 109 (4)                              4.950       10/01/2034        27,823,522
     5,500,000    SONYMA, Series 130 (1)                              4.650       04/01/2027         5,043,665
     5,920,000    SONYMA, Series 130 (1)                              4.800       10/01/2037         5,358,310

                         F24 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL
    AMOUNT                                                        COUPON        MATURITY        VALUE
--------------                                                    ------       ----------   ---------------
NEW YORK Continued
$   14,865,000    SONYMA, Series 133 (1)                           5.050%      10/01/2026   $    14,415,631
    23,500,000    SONYMA, Series 137 (1)                           4.700       10/01/2031        21,144,595
    23,290,000    SONYMA, Series 140 (1)                           4.750       10/01/2037        21,106,330
     2,000,000    SONYMA, Series 143 (1)                           4.850       10/01/2027         1,888,360
     2,375,000    SONYMA, Series 143 (1)                           4.875       10/01/2030         2,202,860
    11,745,000    SONYMA, Series 143 (1)                           4.900       10/01/2037        10,693,118
     2,700,000    SONYMA, Series 145 (1)                           5.050       10/01/2029         2,577,879
     5,045,000    SONYMA, Series 145 (1)                           5.125       10/01/2037         4,770,905
     5,000,000    SONYMA, Series 148 (1)                           5.150       10/01/2027         4,903,850
     6,370,000    SONYMA, Series 148 (1)                           5.200       10/01/2032         6,148,260
     1,575,000    SONYMA, Series 152 (1)                           5.125       10/01/2019         1,569,551
       820,000    SONYMA, Series 152 (1)                           5.375       04/01/2023           828,922
     2,475,000    SONYMA, Series 29                                5.450       04/01/2031         2,471,560
    18,785,000    SONYMA, Series 29                                5.450       10/01/2031        19,409,601
     7,035,000    SONYMA, Series 35                                4.800       10/01/2030         6,457,497
        25,000    SONYMA, Series 67 (1)                            5.700       10/01/2017            25,183
     8,250,000    SONYMA, Series 67 (1)                            5.800       10/01/2028         8,348,505
     3,535,000    SONYMA, Series 69 (1)                            5.400       10/01/2019         3,550,094
     7,675,000    SONYMA, Series 69 (1)                            5.500       10/01/2028         7,713,529
    17,690,000    SONYMA, Series 71 (4)                            5.400       04/01/2029        17,870,703
    11,405,000    SONYMA, Series 71 (1)                            5.400       04/01/2029        11,522,928
        30,000    SONYMA, Series 71 (1)                            5.400       04/01/2029            30,234
        30,000    SONYMA, Series 73 (1)                            5.250       10/01/2017            30,126
       330,000    SONYMA, Series 73 (1)                            5.300       10/01/2028           323,153
    23,875,000    SONYMA, Series 73-A (1)                          5.300       10/01/2028        23,523,321
       305,000    SONYMA, Series 77                                5.150       04/01/2029           295,158
    10,175,000    SONYMA, Series 79 (1)                            5.300       04/01/2029        10,290,181
       440,000    SONYMA, Series 82                                5.650       04/01/2030           454,494
     4,805,000    SONYMA, Series 97 (1)                            5.500       04/01/2031         4,809,421
     4,360,000    St. Lawrence County, NY IDA
                  (Curran Renewable Energy)                        7.250       12/01/2029         4,172,433
     1,150,000    Suffolk County, NY IDA (ACLD)                    6.000       12/01/2019         1,109,451
       460,000    Suffolk County, NY IDA (ALIA-ACDS)               7.125       06/01/2017           467,222
     2,200,000    Suffolk County, NY IDA (ALIA-ACLD)               5.950       10/01/2021         1,985,984
       250,000    Suffolk County, NY IDA (ALIA-ACLD)               6.375       06/01/2014           245,690
       820,000    Suffolk County, NY IDA (ALIA-ACLD)               6.500       03/01/2018           804,076
       675,000    Suffolk County, NY IDA (ALIA-ACLD)               7.500       09/01/2015           693,158
       235,000    Suffolk County, NY IDA (ALIA-ADD)                6.950       12/01/2014           238,936
       415,000    Suffolk County, NY IDA (ALIA-ADD)                7.125       06/01/2017           421,516
       345,000    Suffolk County, NY IDA (ALIA-ADD)                7.500       09/01/2015           354,281
       845,000    Suffolk County, NY IDA (ALIA-Adelante)           6.500       11/01/2037           788,326
     1,300,000    Suffolk County, NY IDA (ALIA-Civic Facility)     5.950       11/01/2022         1,224,327


                         F25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

  PRINCIPAL
   AMOUNT                                                                    COUPON       MATURITY          VALUE
-------------                                                                ------     ------------     ------------
NEW YORK Continued
$   3,200,000      Suffolk County, NY IDA (ALIA-DDI)                          5.950%      10/01/2021     $  2,888,704
      965,000      Suffolk County, NY IDA (ALIA-DDI)                          6.375       06/01/2014          948,363
      100,000      Suffolk County, NY IDA (ALIA-DDI)                          7.500       09/01/2015          102,690
      840,000      Suffolk County, NY IDA (ALIA-FREE)                         5.950       10/01/2021          758,285
      555,000      Suffolk County, NY IDA (ALIA-FREE)                         6.375       06/01/2014          545,432
    1,450,000      Suffolk County, NY IDA (ALIA-FREE)                         6.950       12/01/2014        1,474,288
    3,290,000      Suffolk County, NY IDA (ALIA-FREE)                         7.125       06/01/2017        3,341,653
      605,000      Suffolk County, NY IDA (ALIA-IGHL)                         5.950       10/01/2021          546,146
      765,000      Suffolk County, NY IDA (ALIA-IGHL)                         5.950       11/01/2022          720,469
      380,000      Suffolk County, NY IDA (ALIA-IGHL)                         6.000       10/01/2031          330,064
      445,000      Suffolk County, NY IDA (ALIA-IGHL)                         6.375       06/01/2014          437,328
      495,000      Suffolk County, NY IDA (ALIA-IGHL)                         6.950       12/01/2014          503,291
      965,000      Suffolk County, NY IDA (ALIA-IGHL)                         7.125       06/01/2017          980,151
    1,945,000      Suffolk County, NY IDA (ALIA-IGHL)                         7.250       12/01/2033        2,007,415
      215,000      Suffolk County, NY IDA (ALIA-IGHL)                         7.500       09/01/2015          220,784
    2,030,000      Suffolk County, NY IDA (ALIA-LIHIA)                        5.950       11/01/2022        1,911,834
      260,000      Suffolk County, NY IDA (ALIA-LIHIA)                        6.375       06/01/2014          255,518
      590,000      Suffolk County, NY IDA (ALIA-LIHIA)                        6.950       12/01/2014          599,883
      220,000      Suffolk County, NY IDA (ALIA-LIHIA)                        7.500       09/01/2015          225,918
      435,000      Suffolk County, NY IDA (ALIA-MCH)                          6.375       06/01/2014          427,501
    1,370,000      Suffolk County, NY IDA (ALIA-MCH)                          6.950       12/01/2014        1,392,948
    1,180,000      Suffolk County, NY IDA (ALIA-MCH)                          7.125       06/01/2017        1,198,526
      815,000      Suffolk County, NY IDA (ALIA-NYS ARC)                      5.950       11/01/2022          767,559
      670,000      Suffolk County, NY IDA (ALIA-NYS ARC)                      7.500       09/01/2015          688,023
      320,000      Suffolk County, NY IDA (ALIA-Pederson-Krag Center)         8.375       06/01/2016          330,221
      540,000      Suffolk County, NY IDA (ALIA-SMCFS)                        7.500       09/01/2015          554,526
      640,000      Suffolk County, NY IDA (ALIA-Suffolk Hostels)              7.500       09/01/2015          657,216
    2,000,000      Suffolk County, NY IDA (ALIA-UCPAGS)                       5.950       10/01/2021        1,805,440
      185,000      Suffolk County, NY IDA (ALIA-UCPAGS)                       6.375       06/01/2014          181,811
      860,000      Suffolk County, NY IDA (ALIA-UCPAGS)                       6.950       12/01/2014          874,405
      670,000      Suffolk County, NY IDA (ALIA-UCPAGS)                       7.000       06/01/2016          678,342
      445,000      Suffolk County, NY IDA (ALIA-UCPAGS)                       7.500       09/01/2015          456,971
    3,530,000      Suffolk County, NY IDA (ALIA-UVBH)                         6.500       11/01/2037        3,293,243
      800,000      Suffolk County, NY IDA (ALIA-WORCA)                        5.950       11/01/2022          753,432
      305,000      Suffolk County, NY IDA (ALIA-WORCA)                        6.950       12/01/2014          310,109
      735,000      Suffolk County, NY IDA (ALIA-WORCA)                        7.125       06/01/2017          746,540
      530,000      Suffolk County, NY IDA (ALIA-WORCA)                        7.500       09/01/2015          544,257
      710,000      Suffolk County, NY IDA (Catholic Charities)                6.000       10/01/2020          677,475
      225,000      Suffolk County, NY IDA (DDI)                               6.000       12/01/2019          217,067
      615,000      Suffolk County, NY IDA (DDI)                               6.000       10/01/2020          586,827
      635,000      Suffolk County, NY IDA (DDI)                               6.000       10/01/2020          605,911

                         F26 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL
   AMOUNT                                                                    COUPON       MATURITY          VALUE
-------------                                                                ------     ------------     ------------
NEW YORK Continued
$     185,000      Suffolk County, NY IDA (DDI)                               6.250%     03/01/2009      $    184,634
    5,025,000      Suffolk County, NY IDA (DDI)                               7.250      03/01/2024         5,076,707
    8,520,000      Suffolk County, NY IDA (DDI)                               8.750      03/01/2023         8,879,374
    5,000,000      Suffolk County, NY IDA (Dowling College)                   5.000      06/01/2036         3,940,400
    3,135,000      Suffolk County, NY IDA (Dowling College) (1)               6.700      12/01/2020         3,141,207
    3,000,000      Suffolk County, NY IDA
                   (Easter Long Island Hospital Assoc.)                       5.375      01/01/2027         2,572,050
    2,745,000      Suffolk County, NY IDA
                   (Easter Long Island Hospital Assoc.)                       5.500      01/01/2037         2,255,457
    1,640,000      Suffolk County, NY IDA (Family Residences)                 6.000      12/01/2019         1,582,174
    1,345,000      Suffolk County, NY IDA (Family Services League)            5.000      11/01/2027         1,367,542
      830,000      Suffolk County, NY IDA (Family Services League) (1)        5.000      11/01/2034           835,005
       85,000      Suffolk County, NY IDA (Federation of Organizations)       7.625      04/01/2010            85,247
    2,195,000      Suffolk County, NY IDA (Federation of Organizations)       8.125      04/01/2030         2,173,950
    2,600,000      Suffolk County, NY IDA (Gurwin Jewish-Phase II)            6.700      05/01/2039         2,639,676
    3,860,000      Suffolk County, NY IDA (Huntington First Aid Squad)        6.650      11/01/2017         3,820,088
      255,000      Suffolk County, NY IDA
                   (Independent Group Home Living)                            6.000      12/01/2019           246,009
    1,225,000      Suffolk County, NY IDA
                   (Independent Group Home Living)                            6.000      10/01/2020         1,168,883
    3,275,000      Suffolk County, NY IDA (Innovative Realty I)               6.000      11/01/2037         2,958,995
    8,600,000      Suffolk County, NY IDA (Jefferson's Ferry) (1)             5.000      11/01/2028         7,774,486
   30,720,000      Suffolk County, NY IDA (Keyspan-Port Jefferson
                   Center) (1)                                                5.250      06/01/2027        29,804,851
    4,065,000      Suffolk County, NY IDA
                   (L.I. Network Community Services)                          7.550      02/01/2034         4,035,000
    8,000,000      Suffolk County, NY IDA (Medford Hamlet Assisted Living)    6.375      01/01/2039         7,363,920
    1,865,000      Suffolk County, NY IDA
                   (Nassau-Suffolk Services for Autism)                       6.750      11/01/2036         1,657,444
      635,000      Suffolk County, NY IDA
                   (Nassau-Suffolk Services for Autism)                       6.750      11/01/2036           564,331
    2,925,000      Suffolk County, NY IDA (New Interdisciplinary School)      6.750      12/01/2019         2,823,473
    8,750,000      Suffolk County, NY IDA
                   (Nissequogue Cogeneration Partners)                        5.300      01/01/2013         8,238,475
   18,925,000      Suffolk County, NY IDA
                   (Nissequogue Cogeneration Partners)                        5.500      01/01/2023        16,453,395
    1,000,000      Suffolk County, NY IDA
                   (Peconic Landing Retirement Home)                          8.000      10/01/2020         1,073,500
    2,850,000      Suffolk County, NY IDA
                   (Peconic Landing Retirement Home)                          8.000      10/01/2030         3,045,653
    4,800,000      Suffolk County, NY IDA (Pederson-Krager Center)            7.200      02/01/2035         4,881,600
      100,000      Suffolk County, NY IDA (Pederson-Krager Center)            7.625      04/01/2010           101,991
    2,545,000      Suffolk County, NY IDA (Pederson-Krager Center)            8.125      04/01/2030         2,667,338

                         F27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

  PRINCIPAL
   AMOUNT                                                                          COUPON       MATURITY           VALUE
-------------                                                                      ------     ------------     ------------
NEW YORK Continued
$     930,000      Suffolk County, NY IDA
                   (Special Needs Facilities Pooled Program)                        5.250%     07/01/2022      $    843,650
      105,000      Suffolk County, NY IDA
                   (St. Vincent De Paul in the Diocese of Rockville Center)         7.000      04/01/2010           105,603
    2,595,000      Suffolk County, NY IDA
                   (St. Vincent De Paul in the Diocese of Rockville Center)         8.000      04/01/2030         2,618,485
      535,000      Suffolk County, NY IDA (Suffolk Hotels)                          6.000      10/01/2020           510,492
    2,025,000      Suffolk County, NY IDA (United Cerebral Palsy Assoc.)            6.000      12/01/2019         1,953,599
    3,325,000      Suffolk County, NY IDA (United Cerebral Palsy Assoc.)            7.875      09/01/2041         3,147,179
    1,620,000      Suffolk County, NY IDA (Windmill Village)                        5.700      12/01/2026         1,648,528
    1,305,000      Suffolk County, NY IDA (Windmill Village)                        5.750      12/01/2031         1,330,891
      995,000      Suffolk County, NY IDA (WORCA)                                   6.000      10/01/2020           949,419
       50,000      Suffolk County, NY Water Authority (1)                           5.125      06/01/2026            50,948
    4,000,000      Sullivan County, NY Community College COP (2)                    5.750      08/15/2025         3,495,840
    3,650,000      Sullivan County, NY IDA (Center for Discovery)                   5.625      06/01/2013         3,492,247
   14,115,000      Sullivan County, NY IDA (Center for Discovery)                   5.875      07/01/2022        12,822,631
    6,000,000      Sullivan County, NY IDA (Center for Discovery)                   6.000      06/01/2019         5,597,220
   13,840,000      Sullivan County, NY IDA (Center for Discovery)                   6.000      07/01/2037        12,088,548
    4,700,000      Sullivan County, NY IDA (Center for Discovery)                   6.500      06/01/2025         4,430,032
    4,590,000      Sullivan County, NY IDA (Center for Discovery)                   6.950      02/01/2035         4,653,480
    1,585,000      Sullivan County, NY IDA (Center for Discovery)                   7.250      02/01/2012         1,612,278
    9,965,000      Sullivan County, NY IDA (Center for Discovery)                   7.750      02/01/2027        10,300,721
    8,150,000      Sullivan County, NY IDA (SCCC Dorm Corp. Civic Facility)         7.250      06/01/2027         7,641,603
       50,000      Syracuse, NY Hsg. Authority
                   (Loretto Sedgwick Heights Corp.)                                 7.375      11/01/2008            49,826
    6,995,000      Syracuse, NY Hsg. Authority
                   (Loretto Sedgwick Heights Corp.)                                 8.500      11/01/2031         6,638,395
    6,590,000      Syracuse, NY Hsg. Authority (LRRHCF) (1)                         5.800      08/01/2037         6,732,608
    2,435,000      Syracuse, NY Hsg. Authority (Pavilion on James)                  7.500      11/01/2042         2,409,457
    2,195,000      Syracuse, NY IDA (Anoplate Corp.)                                8.000      11/01/2022         2,263,199
  168,000,000      Syracuse, NY IDA (Carousel Center) (1)                           5.000      01/01/2036       151,766,160
    1,000,000      Syracuse, NY IDA (Crouse Irving Health Hospital)                 5.375      01/01/2023           892,350
   12,985,000      Syracuse, NY IDA (James Square) (1)                              7.197 (3)  08/01/2025         4,103,520
      725,000      Syracuse, NY IDA (Jewish Home of Central New York)               7.375      03/01/2021           754,413
    2,050,000      Syracuse, NY IDA (Jewish Home of Central New York)               7.375      03/01/2031         2,125,645
       75,000      Taconic Hills, NY Central School District at Craryville (1)      5.000      06/15/2026            75,938
       55,000      Tompkins, NY Health Care Corp. (Reconstruction Home) (1)        10.800      02/01/2028            59,120
      395,000      Tonawanda, NY Senior Citizen Hsg. Corp.                          6.500      12/01/2010           396,485
      995,000      UCP/HCA of Chemung County, NY                                    6.600      08/01/2022         1,017,278
   13,200,000      Ulster County, NY IDA (Benedictine Hospital)                     6.500      11/01/2036        12,139,908
    1,655,000      Ulster County, NY IDA (Brooklyn Bottling)                        8.600      06/30/2022         1,661,306

                        F28 | ROCHESTER FUND MUNICIPALS

 PRINCIPAL
  AMOUNT                                                                     COUPON       MATURITY          VALUE
-------------                                                                ------     ------------     ------------
NEW YORK Continued
$   4,000,000      Ulster County, NY IDA (Kingston Hospital) (1)              5.650%     11/15/2024      $ 4,071,040
    1,465,000      Ulster County, NY IDA
                   (Mid-Hudson Family Health Services) (1)                    5.350      07/01/2023        1,480,368
      175,000      Ulster County, NY Res Rec (1)                              5.000      03/01/2019          177,370
      185,000      Ulster County, NY Res Rec (1)                              5.000      03/01/2020          187,196
    3,005,000      Ulster County, NY Tobacco Asset Securitization Corp.       0.000 (5)  06/01/2040        2,673,999
    2,955,000      Ulster County, NY Tobacco Asset Securitization Corp.       6.000      06/01/2040        2,974,267
    2,175,000      Ulster County, NY Tobacco Asset Securitization Corp. (2)   6.250      06/01/2025        2,231,550
    3,550,000      Utica, NY IDA (Utica College Civic Facility)               6.850      12/01/2031        3,663,636
    2,310,000      Wayne County, NY IDA (ARC)                                 8.375      03/01/2018        2,313,788
       20,000      Westchester County, NY GO (1)                              5.375      12/15/2014           20,233
    4,300,000      Westchester County, NY Healthcare Corp., Series A (1)      5.875      11/01/2025        4,226,255
    1,870,000      Westchester County, NY IDA (Beth Abraham Hospital)         8.375      12/01/2025        1,880,341
       90,000      Westchester County, NY IDA (Children's Village)            5.375      03/15/2019           84,888
    3,940,000      Westchester County, NY IDA (Children's Village)            6.000      06/01/2022        3,769,753
    1,215,000      Westchester County, NY IDA (Clearview School)              7.250      01/01/2035        1,156,862
    3,945,000      Westchester County, NY IDA (Field Home)                    6.000      08/15/2017        3,845,783
    3,335,000      Westchester County, NY IDA (Field Home)                    6.500      08/15/2022        3,203,167
    1,300,000      Westchester County, NY IDA (Guiding Eyes for
                   the Blind) (1)                                             5.375      08/01/2024        1,294,813
    1,560,000      Westchester County, NY IDA (JDAM)                          6.750      04/01/2016        1,564,508
    3,325,000      Westchester County, NY IDA (Lawrence Hospital) (1)         5.000      01/01/2028        3,135,209
      820,000      Westchester County, NY IDA (Lawrence Hospital) (1)         5.125      01/01/2018          820,525
    1,275,000      Westchester County, NY IDA
                   (Living Independently for the Elderly)                     5.375      08/20/2021        1,318,516
    3,035,000      Westchester County, NY IDA
                   (Living Independently for the Elderly)                     5.400      08/20/2032        3,096,641
    1,510,000      Westchester County, NY IDA (Rippowam-Cisqua School)        5.750      06/01/2029        1,382,194
    1,000,000      Westchester County, NY IDA (Schnurmacher Center)           6.500      11/01/2013        1,025,650
    1,710,000      Westchester County, NY IDA (Schnurmacher Center)           6.500      11/01/2033        1,665,335
      160,000      Westchester County, NY IDA
                   (Westchester Airport Assoc.) (1)                           5.950      08/01/2024          160,304
      130,000      Westchester County, NY IDA
                   (Westchester Resco Company) (1)                            5.500      07/01/2009          130,176
    2,590,000      Westchester County, NY IDA (Winward School) (1)            5.250      10/01/2031        2,521,961
   76,375,000      Westchester County,
                   NY Tobacco Asset Securitization Corp.                      0.000 (5)  07/15/2039       88,921,121
   59,900,000      Westchester County,
                   NY Tobacco Asset Securitization Corp. (1)                  5.125      06/01/2038       52,576,027
   19,440,000      Westchester County, NY Tobacco Asset Securitization
                   Corp.  (4)                                                 5.125      06/01/2045       16,722,699
   33,230,000      Westchester County,
                   NY Tobacco Asset Securitization Corp.                      5.125      06/01/2045       28,602,058

                         F29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

  PRINCIPAL
    AMOUNT                                                                    COUPON       MATURITY           VALUE
--------------                                                                ------     ------------     --------------
NEW YORK Continued
$    3,430,000      Yates County, NY IDA (SSMH)                                5.650%     02/01/2039      $    3,521,547
     4,685,000      Yonkers, NY IDA (Hudson Scenic Studio)                     6.625      11/01/2019           4,592,799
     4,445,000      Yonkers, NY IDA (Monastery Manor Associates) (1)           5.250      04/01/2037           4,379,747
     1,590,000      Yonkers, NY IDA (Philipsburgh Hall Associates)             7.500      11/01/2030           1,272,302
       730,000      Yonkers, NY IDA (Sacred Heart Assoc.)                      4.800      10/01/2026             687,091
     2,355,000      Yonkers, NY IDA (Sacred Heart Assoc.) (1)                  5.000      10/01/2037           2,240,288
     2,515,000      Yonkers, NY IDA (St. John's Riverside Hospital) (1)        7.125      07/01/2031           2,532,328
     2,270,000      Yonkers, NY IDA (St. Joseph's Hospital)                    8.500      12/30/2013           2,278,422
     3,055,000      Yonkers, NY IDA (Westchester School)                       8.750      12/30/2023           3,066,395
       800,000      Yonkers, NY Parking Authority                              6.000      06/15/2018             802,008
     1,215,000      Yonkers, NY Parking Authority                              6.000      06/15/2024           1,166,801
                                                                                                          --------------
                                                                                                           9,448,736,975
                                                                                                          --------------

OTHER STATES--0.0%
       415,000      York County, SC Pollution Control (Bowater) (1)            7.400      01/01/2010             363,685

U.S. POSSESSIONS--32.5%
     2,995,000      Guam EDA (Harmon Village Apartments) (2,10)                9.375      11/01/2018                  --
     1,000,000      Guam Education Financing Foundation COP (1)                5.000      10/01/2023             979,040
     3,000,000      Guam Government Waterworks Authority and
                    Wastewater System                                          5.875      07/01/2035           2,887,020
       300,000      Guam Hsg. Corp. (Single Family Mtg.) (1)                   5.750      09/01/2031             308,139
       290,000      Guam Power Authority, Series A (1)                         5.250      10/01/2023             274,758
    20,000,000      Guam Power Authority, Series A (1)                         5.250      10/01/2034          17,634,800
    35,300,000      Northern Mariana Islands Commonwealth, Series A            5.000      06/01/2030          29,103,085
     9,765,000      Northern Mariana Islands Ports Authority, Series A         6.250      03/15/2028           8,162,759
    17,750,000      Northern Mariana Islands Ports Authority, Series A         6.600      03/15/2028          18,468,875
    49,000,000      Puerto Rico Aqueduct & Sewer Authority (4)                 5.125      07/01/2047          49,090,160
    55,650,000      Puerto Rico Aqueduct & Sewer Authority (1)                 0.000 (5)  07/01/2024          48,075,479
    69,595,000      Puerto Rico Aqueduct & Sewer Authority                     6.000      07/01/2038          72,899,371
   113,770,000      Puerto Rico Aqueduct & Sewer Authority                     6.000      07/01/2044         119,261,678
     5,000,000      Puerto Rico Aqueduct & Sewer Authority                     6.000      07/01/2044           5,273,000
    56,685,000      Puerto Rico Children's Trust Fund (TASC)                   5.625      05/15/2043          54,065,019
   268,500,000      Puerto Rico Children's Trust Fund (TASC)                   6.617 (3)  05/15/2050          12,203,325
   745,000,000      Puerto Rico Children's Trust Fund (TASC)                   7.165 (3)  05/15/2055          18,930,450
 3,519,880,000      Puerto Rico Children's Trust Fund (TASC)                   7.625 (3)  05/15/2057          79,056,505
 3,179,200,000      Puerto Rico Children's Trust Fund (TASC)                   8.375 (3)  05/15/2057          54,109,984
    13,225,000      Puerto Rico Commonwealth GO (1)                            5.000      07/01/2022          12,810,793
        20,000      Puerto Rico Commonwealth GO (1)                            5.000      07/01/2026              20,117
    14,000,000      Puerto Rico Commonwealth GO (1)                            5.000      07/01/2027          13,697,600
    15,010,000      Puerto Rico Commonwealth GO (1)                            5.000      07/01/2029          14,629,046
    10,400,000      Puerto Rico Commonwealth GO (1)                            5.000      07/01/2031          10,109,216
    16,850,000      Puerto Rico Commonwealth GO (1)                            5.000      07/01/2033          16,335,570

                         F30 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL
    AMOUNT                                                                   COUPON       MATURITY           VALUE
--------------                                                               ------     ------------     --------------
U.S. POSSESSIONS Continued
$   27,240,000     Puerto Rico Commonwealth GO (1)                            5.000%     07/01/2035      $   26,301,037
     5,605,000     Puerto Rico Commonwealth GO (1)                            5.125      07/01/2031           5,367,796
     5,200,000     Puerto Rico Commonwealth GO (1)                            5.250      07/01/2024           5,139,056
    17,180,000     Puerto Rico Commonwealth GO (1)                            5.250      07/01/2025          16,952,021
    12,395,000     Puerto Rico Commonwealth GO (1)                            5.250      07/01/2026          12,196,556
     4,000,000     Puerto Rico Commonwealth GO (1)                            5.250      07/01/2026           3,935,960
     2,920,000     Puerto Rico Commonwealth GO (1)                            5.250      07/01/2030           2,845,657
    14,500,000     Puerto Rico Commonwealth GO (1)                            5.250      07/01/2031          14,122,275
    10,230,000     Puerto Rico Commonwealth GO (1)                            5.250      07/01/2034           9,975,068
    41,750,000     Puerto Rico Commonwealth GO (1)                            5.250      07/01/2037          40,569,728
     7,850,000     Puerto Rico Commonwealth GO                                5.500      07/01/2029           7,957,781
    79,300,000     Puerto Rico Commonwealth GO (1)                            5.500      07/01/2032          79,663,194
    37,585,000     Puerto Rico Commonwealth GO (8)                            6.000      07/01/2027          39,369,536
     4,160,000     Puerto Rico Commonwealth GO (8)                            6.000      07/01/2028           4,347,699
    13,350,000     Puerto Rico Electric Power Authority, Series TT (1)        5.000      07/01/2027          13,093,280
    78,075,000     Puerto Rico Electric Power Authority, Series TT (1)        5.000      07/01/2037          75,409,520
    60,000,000     Puerto Rico Electric Power Authority, Series UU (4)        2.327 (6)  07/01/2029          51,000,000
   106,500,000     Puerto Rico Electric Power Authority, Series UU (4)        2.487 (6)  07/01/2025          84,734,115
   209,100,000     Puerto Rico Electric Power Authority, Series UU (4)        2.507 (6)  07/01/2031         166,365,292
     5,000,000     Puerto Rico Electric Power Authority, Series VV (1)        5.250      07/01/2029           5,207,850
    30,000,000     Puerto Rico Electric Power Authority, Series VV (1)        5.250      07/01/2030          29,768,100
    13,000,000     Puerto Rico Electric Power Authority, Series WW (1)        5.250      07/01/2033          13,030,030
    76,000,000     Puerto Rico Electric Power Authority, Series WW            5.500      07/01/2038          77,582,320
        60,000     Puerto Rico HFC (1)                                        5.100      12/01/2018              60,119
     1,890,000     Puerto Rico HFC (1)                                        5.500      12/01/2023           1,907,634
     9,515,000     Puerto Rico Highway & Transportation Authority (1)         5.000      07/01/2028           9,314,804
     4,845,000     Puerto Rico Highway & Transportation Authority (1)         5.250      07/01/2030           4,795,145
     4,000,000     Puerto Rico Highway & Transportation Authority (1)         5.500      07/01/2029           4,080,200
       270,000     Puerto Rico Highway & Transportation Authority (1)         5.750      07/01/2020             275,813
    11,585,000     Puerto Rico Highway & Transportation Authority,
                   Series G                                                   5.000      07/01/2033          11,231,310
    28,565,000     Puerto Rico Highway & Transportation Authority,
                   Series G                                                   5.000      07/01/2042          27,482,101
    10,000,000     Puerto Rico Highway & Transportation Authority,
                   Series K (1)                                               5.000      07/01/2025           9,809,200
    14,725,000     Puerto Rico Highway & Transportation Authority,
                   Series K (1)                                               5.000      07/01/2026          14,433,887
     8,500,000     Puerto Rico Highway & Transportation Authority,
                   Series K (1)                                               5.000      07/01/2027           8,316,400
     9,000,000     Puerto Rico Highway & Transportation Authority,
                   Series K (1)                                               5.000      07/01/2030           8,742,780

                         F31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

  PRINCIPAL
    AMOUNT                                                                   COUPON       MATURITY           VALUE
--------------                                                               ------     ------------     --------------
U.S. POSSESSIONS Continued
$    6,000,000     Puerto Rico Highway & Transportation Authority,
                   Series L (1)                                               5.250%     07/01/2023      $    5,950,860
    17,205,000     Puerto Rico Highway & Transportation Authority,
                   Series L (1)                                               5.250      07/01/2030          17,072,005
     7,125,000     Puerto Rico Highway & Transportation Authority,
                   Series M (1)                                               5.000      07/01/2037           6,871,421
    94,120,000     Puerto Rico Highway & Transportation Authority,
                   Series M                                                   5.000      07/01/2046          90,412,613
   125,620,000     Puerto Rico Highway & Transportation Authority,
                   Series N (4)                                               2.337 (6)  07/01/2041          92,958,756
    74,940,000     Puerto Rico Highway & Transportation Authority,
                   Series N (4)                                               2.337 (6)  07/01/2045          55,455,600
    47,915,000     Puerto Rico Highway & Transportation Authority,
                   Series N                                                   5.250      07/01/2039          47,193,400
     3,650,000     Puerto Rico Infrastructure                                 5.000      07/01/2025           3,580,358
    19,055,000     Puerto Rico Infrastructure                                 5.000      07/01/2031          18,522,222
     6,000,000     Puerto Rico Infrastructure (1)                             5.000      07/01/2037           5,786,460
    34,490,000     Puerto Rico Infrastructure                                 5.000      07/01/2037          33,262,501
   202,145,000     Puerto Rico Infrastructure                                 5.000      07/01/2041         194,564,563
   147,520,000     Puerto Rico Infrastructure                                 5.000      07/01/2046         141,709,187
    15,000,000     Puerto Rico Infrastructure (1)                             5.500      07/01/2027          15,266,250
     2,750,000     Puerto Rico Infrastructure (1)                             5.500      07/01/2028           2,783,385
    16,955,000     Puerto Rico Infrastructure                                 5.650 (3)  07/01/2029           5,265,545
    65,725,000     Puerto Rico Infrastructure                                 5.730 (3)  07/01/2045           7,193,601
    25,000,000     Puerto Rico Infrastructure                                 5.800 (3)  07/01/2032           6,229,250
     1,080,000     Puerto Rico ITEMECF (Ana G. Mendez University) (1)         5.375      02/01/2019           1,074,784
     1,575,000     Puerto Rico ITEMECF (Ana G. Mendez University) (1)         5.375      12/01/2021           1,551,281
     5,750,000     Puerto Rico ITEMECF (Ana G. Mendez University) (1)         5.375      02/01/2029           5,395,858
     6,315,000     Puerto Rico ITEMECF (Ana G. Mendez University) (1)         5.500      12/01/2031           5,961,865
    42,400,000     Puerto Rico ITEMECF (Cogeneration Facilities)              6.625      06/01/2026          43,318,808
     2,550,000     Puerto Rico ITEMECF (Mennonite General Hospital) (1)       5.625      07/01/2017           2,333,837
       985,000     Puerto Rico ITEMECF (Mennonite General Hospital) (1)       5.625      07/01/2027             832,453
     8,770,000     Puerto Rico ITEMECF (Mennonite General Hospital) (1)       6.500      07/01/2018           8,504,181
    12,380,000     Puerto Rico ITEMECF (Mennonite General Hospital) (1)       6.500      07/01/2026          11,625,687
       170,000     Puerto Rico ITEMECF (Ryder Memorial Hospital) (1)          6.400      05/01/2009             169,334
     2,450,000     Puerto Rico ITEMECF (Ryder Memorial Hospital) (1)          6.600      05/01/2014           2,366,872
     5,250,000     Puerto Rico ITEMECF (Ryder Memorial Hospital) (1)          6.700      05/01/2024           4,954,110
     7,000,000     Puerto Rico ITEMECF
                   (San Lucas & Cristo Redentor Hospitals) (1)                5.750      06/01/2029           5,468,120
       500,000     Puerto Rico ITEMECF (University of the Sacred Heart) (1)   5.250      09/01/2021             491,800
     8,000,000     Puerto Rico ITEMECF (University of the Sacred Heart) (1)   5.250      09/01/2031           7,554,240
     5,000,000     Puerto Rico Municipal Finance Agency, Series A (1)         5.250      08/01/2024           4,940,950

                         F32 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL
    AMOUNT                                                                   COUPON       MATURITY           VALUE
--------------                                                               ------     ------------     --------------
U.S. POSSESSIONS Continued
$    4,990,000     Puerto Rico Municipal Finance Agency, Series A (1)         5.250%     08/01/2025      $    4,923,334
     6,605,000     Puerto Rico Port Authority (American Airlines),
                   Series A (1)                                               6.250      06/01/2026           3,579,580
     6,395,000     Puerto Rico Port Authority (American Airlines),
                   Series A (1)                                               6.300      06/01/2023           3,464,811
     1,940,000     Puerto Rico Public Buildings Authority (1)                 5.000      07/01/2026           1,901,646
    90,855,000     Puerto Rico Public Buildings Authority (1)                 5.000      07/01/2036          87,671,441
     7,500,000     Puerto Rico Public Buildings Authority (1)                 5.000      07/01/2037           7,233,075
    23,585,000     Puerto Rico Public Buildings Authority (1)                 5.250      07/01/2029          22,999,149
   101,175,000     Puerto Rico Public Buildings Authority (1)                 5.250      07/01/2033          98,699,248
       120,000     Puerto Rico Public Buildings Authority (1)                 5.375      07/01/2033             119,102
     3,600,000     Puerto Rico Public Buildings Authority (1)                 5.750      07/01/2034           3,710,880
     2,500,000     Puerto Rico Public Buildings Authority (1)                 6.250      07/01/2021           2,700,350
    12,335,000     Puerto Rico Public Buildings Authority (1)                 6.250      07/01/2022          13,330,558
     1,135,000     Puerto Rico Public Buildings Authority (1)                 6.250      07/01/2023           1,230,896
     7,500,000     Puerto Rico Public Buildings Authority (1)                 6.250      07/01/2031           8,218,725
   120,000,000     Puerto Rico Sales Tax Financing Corp., Series A (4)        2.855 (6)  08/01/2057          94,080,000
   274,945,000     Puerto Rico Sales Tax Financing Corp., Series A            5.250      08/01/2057         271,587,862
   643,700,000     Puerto Rico Sales Tax Financing Corp., Series A (8)        5.401 (3)  08/01/2054          44,679,217
   221,800,000     Puerto Rico Sales Tax Financing Corp., Series A            5.939 (3)  08/01/2056          13,088,418
    30,000,000     Puerto Rico Sales Tax Financing Corp., Series A            6.500 (3)  08/01/2042           4,197,300
    80,000,000     Puerto Rico Sales Tax Financing Corp., Series A            6.504 (3)  08/01/2043          10,984,000
     4,525,000     University of Puerto Rico (1)                              5.000      06/01/2026           4,435,631
    10,010,000     University of Puerto Rico, Series P (1)                    5.000      06/01/2022           9,697,388
     5,280,000     University of Puerto Rico, Series P (1)                    5.000      06/01/2030           5,129,150
    24,375,000     University of Puerto Rico, Series Q (1)                    5.000      06/01/2030          23,678,606
    65,780,000     University of Puerto Rico, Series Q (1)                    5.000      06/01/2036          63,475,069
     9,230,000     University of V.I. , Series A (1)                          5.375      06/01/2034           8,819,911
     2,040,000     University of V.I. , Series A                              6.250      12/01/2029           2,059,502
     1,250,000     V.I. Government Refinery Facilities (Hovensa Coker) (1)    6.500      07/01/2021           1,275,075
        25,000     V.I. HFA, Series A                                         6.450      03/01/2016              25,021
    18,720,000     V.I. Public Finance Authority (Gross Receipts Taxes
                   Loan) (1)                                                  5.000      10/01/2031          18,315,648
       550,000     V.I. Public Finance Authority (Gross Receipts Taxes
                   Loan) (1)                                                  5.000      10/01/2033             524,189
    27,733,000     V.I. Public Finance Authority (Hovensa Coker) (1)          6.500      07/01/2021          28,234,690
    11,700,000     V.I. Public Finance Authority (Hovensa Refinery) (1)       5.875      07/01/2022          11,384,802
     8,000,000     V.I. Public Finance Authority (Hovensa Refinery) (1)       6.125      07/01/2022           7,878,320
       750,000     V.I. Public Finance Authority, Series A (1)                5.250      10/01/2024             736,673
     1,000,000     V.I. Public Finance Authority, Series A (1)                5.500      10/01/2018           1,007,900
    16,220,000     V.I. Public Finance Authority, Series A (1)                5.500      10/01/2022          16,255,846
     7,500,000     V.I. Public Finance Authority, Series A (1)                5.625      10/01/2025           7,529,925
        50,000     V.I. Public Finance Authority, Series A (1)                5.625      10/01/2025              50,200
     3,830,000     V.I. Public Finance Authority, Series E                    6.000      10/01/2022           3,836,358
    11,100,000     V.I. Tobacco Settlement Financing Corp.                    7.300 (3)  05/15/2035           1,526,583

                        F33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

  PRINCIPAL
    AMOUNT                                                                   COUPON       MATURITY            VALUE
--------------                                                               ------     ------------     ----------------
U.S. POSSESSIONS Continued
$    1,585,000     V.I. Water & Power Authority                               5.300%     07/01/2018      $      1,567,454
     3,515,000     V.I. Water & Power Authority                               5.300      07/01/2021             3,379,321
     2,500,000     V.I. Water & Power Authority                               5.500      07/01/2017             2,511,975
                                                                                                         ----------------
                                                                                                            3,322,126,039

TOTAL INVESTMENTS, AT VALUE (COST $13,435,479,916)--124.7%                                                 12,771,226,699
LIABILITIES IN EXCESS OF OTHER ASSETS--(24.7)                                                              (2,526,042,290)
                                                                                                         ----------------
NET ASSETS--100.0%                                                                                       $ 10,245,184,409
                                                                                                         ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $88,524,107, which represents 0.86% of the Fund's net assets. See Note 5 of accompanying Notes.

3.    Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

8. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

9. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

10.   Issue is in default. See Note 1 of accompanying Notes.

                         F34 | ROCHESTER FUND MUNICIPALS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS         Assoc. for Children with Down Syndrome
ACLD         Adults and Children with Learning and Developmental Disabilities
ADD          Aid to the Developmentally Disabled
ALIA         Alliance of Long Island Agencies
ARC          Assoc. of Retarded Citizens
CCRC         Continuing Care Retirement Community
CFGA         Child and Family Guidance Assoc.
CHSLI        Catholic Health Services of Long Island
CNGCS        Central Nassau Guidance and Counseling Services
COP          Certificates of Participation
CSMR         Community Services for the Mentally Retarded
DA           Dormitory Authority
DDI          Developmental Disabilities Institute
DRIVERS      Derivative Inverse Tax Exempt Receipts
EDA          Economic Devel. Authority
EFC          Environmental Facilities Corp.
ERDA         Energy Research and Devel. Authority
FREE         Family Residences and Essential Enterprises
GJSR         Gurwin Jewish Senior Residences
GO           General Obligation
GSHMC        Good Samaritan Hospital Medical Center
HDC          Housing Devel. Corp.
HFA          Housing Finance Agency/Authority
HFC          Housing Finance Corp.
HH           Harmony Heights, Inc.
HHS          Harmony Heights School
HJDOI        Hospital for Joint Diseases Orthopedic Institute
IDA          Industrial Devel. Agency
IGHL         Independent Group Home for Living
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC          Jewish Community Center
JDAM         Julia Dyckman Andrus Memorial
JFK          John Fitzgerald Kennedy
L.I.         Long Island
LGSC         Local Government Services Corp.
LIHIA        Long Island Head Injury Assoc.
LILCO        Long Island Lighting Corp.
LIMC         Long Island Medical Center
LRRHCF       Loretto Rest Residential Health Care Facility
LVH          Little Village House
MCH          Maryhaven Center of Hope
MMC          Mercy Medical Center
MSH/NYU      Mount Sinai Hospital/New York University
MTA          Metropolitan Transportation Authority
NSLIJHS      North Shore Long Island Jewish Health System
NSUHGC       North Shore University Hospital at Glen Cove
NY/NJ        New York/New Jersey
NYC          New York City
NYS          New York State
NYU          New York University
PSCH         Professional Service Centers for the Handicapped, Inc.
RIBS         Residual Interest Bonds
Res Rec      Resource Recovery Facility
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
SCCC         Sullivan County Community College
SCHRC        St. Charles Hospital and Rehabilitation Center
SCSB         Schuyler Community Services Board
SCSMC        St. Catherine of Sienna Medical Center
SFH          St. Francis Hospital
SLCD         School for Language and Communication Devel.
SMCFS        St. Mary's Children and Family Services
SONYMA       State of New York Mortgage Agency
SSMH         Soldiers and Sailors Memorial Hospital
SUNY         State University of New York
SV           Sienna Village
TASC         Tobacco Settlement Asset-Backed Bonds
TFABs        Tobacco Flexible Amortization Bonds
UBF          University of Buffalo Foundation
UCP/HCA      United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
UCPAGS       United Cerebral Palsy Assoc. of Greater Suffolk
UDC          Urban Devel. Corp.
UVBH         United Veteran's Beacon House
V.I.         United States Virgin Islands
WORCA        Working Organization for Retarded Children and Adults
WWH          Wyandach/Wheatley Heights
YMCA         Young Men's Christian Assoc

                         F35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued


VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                                                  INVESTMENTS IN     OTHER FINANCIAL
                                                                                    SECURITIES         INSTRUMENTS*
                                                                                ------------------   ---------------
Level 1 - Quoted Prices                                                         $               --   $            --
Level 2 - Other Significant Observable Inputs                                       12,771,226,699                --
Level 3 - Significant Unobservable Inputs                                                       --                --
                                                                                ------------------   ---------------
Total                                                                           $   12,771,226,699   $            --
                                                                                ==================   ===============

----------
* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F36 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2008
--------------
ASSETS
Investments, at value (cost $13,435,479,916)--see accompanying statement of investments              $  12,771,226,699
Cash                                                                                                         3,128,458
Receivables and other assets:
Interest                                                                                                   177,765,958
Investments sold (including $27,036,892 sold on a when-issued or delayed delivery basis)                    50,279,473
Shares of beneficial interest sold                                                                          17,037,082
Other                                                                                                          864,931
                                                                                                     -----------------
Total assets                                                                                            13,020,302,601
                                                                                                     =================

LIABILITIES
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                           2,244,181,670
Payable on borrowings (See Note 6)                                                                         380,000,000
Investments purchased (including $109,449,700 purchased on a when-issued or delayed delivery basis)        115,168,916
Shares of beneficial interest redeemed                                                                      18,999,686
Dividends                                                                                                    9,488,800
Distribution and service plan fees                                                                           4,278,572
Trustees' compensation                                                                                       1,742,807
Interest expense on borrowings                                                                                 633,299
Transfer and shareholder servicing agent fees                                                                  293,183
Shareholder communications                                                                                      36,409
Other                                                                                                          294,850
                                                                                                     -----------------
Total liabilities                                                                                        2,775,118,192
                                                                                                     =================
NET ASSETS                                                                                           $  10,245,184,409
                                                                                                     =================

COMPOSITION OF NET ASSETS
Paid-in capital                                                                                      $  11,184,629,817
Accumulated net investment income                                                                           20,505,586
Accumulated net realized loss on investments                                                             (295,697,777)
Net unrealized depreciation on investments                                                               (664,253,217)
                                                                                                     -----------------
NET ASSETS                                                                                           $  10,245,184,409
                                                                                                     =================

                         F37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $8,259,815,182
 and 496,079,069 shares of beneficial interest outstanding)                                   $    16.65
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering
  price)                                                                                      $    17.48
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $452,804,457 and 27,221,254 shares
 of beneficial interest outstanding)                                                          $    16.63
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $1,462,823,504 and 87,990,042 shares
 of beneficial interest outstanding)                                                          $    16.62
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
 $69,741,266 and 4,189,636 shares of beneficial interest outstanding)                         $    16.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F38 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2008
---------------------------------------
INVESTMENT INCOME
Interest                                                                          $ 356,087,186

EXPENSES
Management fees                                                                      23,636,299
Distribution and service plan fees:
Class A                                                                               6,447,225
Class B                                                                               2,520,581
Class C                                                                               7,338,926
Transfer and shareholder servicing agent fees:
Class A                                                                               1,131,724
Class B                                                                                 167,639
Class C                                                                                 326,810
Class Y                                                                                   7,881
Shareholder communications:
Class A                                                                                 142,045
Class B                                                                                  24,223
Class C                                                                                  32,549
Class Y                                                                                     594
Interest expense and fees on short-term floating rate notes issued (See Note 1)      30,221,584
Interest expense on borrowings                                                        2,683,999
Accounting service fees                                                               1,557,337
Trustees' compensation                                                                  551,735
Custodian fees and expenses                                                             153,977
Administration service fees                                                                 750
Other                                                                                 1,257,677
                                                                                  -------------
Total expenses                                                                       78,203,555
Less reduction to custodian expenses                                                    (18,085)
                                                                                  -------------
Net expenses                                                                         78,185,470

                                                                                  =============
NET INVESTMENT INCOME                                                               277,901,716
                                                                                  =============
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                        (197,564,225)
Increase from payment by affiliate                                                       17,842
                                                                                  -------------
Net realized loss                                                                  (197,546,383)
Net change in unrealized depreciation on investments                               (445,809,020)

                                                                                  =============
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $(365,453,687)
                                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F39 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS            YEAR
                                                                          ENDED              ENDED
                                                                      JUNE 30, 2008       DECEMBER 31,
                                                                       (UNAUDITED)           2007
                                                                    ----------------    ----------------
OPERATIONS
Net investment income                                               $    277,901,716    $    500,548,090
Net realized gain (loss)                                                (197,546,383)          5,857,579
Net change in unrealized depreciation                                   (445,809,020)       (713,428,516)
                                                                    ----------------    ----------------
Net decrease in net assets resulting from operations                    (365,453,687)       (207,022,847)
                                                                    ================    ================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                 (220,853,025)       (403,388,408)
Class B                                                                  (11,193,332)        (28,650,176)
Class C                                                                  (32,680,709)        (56,889,880)
Class Y                                                                   (1,664,825)         (2,106,962)
                                                                    ----------------    ----------------
                                                                        (266,391,891)       (491,035,426)
                                                                    ================    ================
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                  225,671,165       1,115,177,970
Class B                                                                 (106,679,271)       (270,521,381)
Class C                                                                   37,954,493         356,020,349
Class Y                                                                   18,034,264          36,884,183
                                                                    ----------------    ----------------
                                                                         174,980,651       1,237,561,121
                                                                    ================    ================
NET ASSETS
Total increase (decrease)                                               (456,864,927)        539,502,848
Beginning of period                                                   10,702,049,336      10,162,546,488
                                                                    ----------------    ----------------
End of period (including accumulated net investment income of
 $20,505,586 and $8,995,761, respectively)                          $ 10,245,184,409    $ 10,702,049,336
                                                                    ================    ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F40 | ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended June 30, 2008
---------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations                                     $  (365,453,687)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                               (1,795,413,720)
Proceeds from disposition of investment securities                               1,370,414,796
Short-term investment securities, net                                             (150,010,400)
Premium amortization                                                                 6,305,938
Discount accretion                                                                 (23,999,380)
Net realized loss on investments                                                   197,546,383
Net change in unrealized depreciation on investments                               445,809,020
Increase in interest receivable                                                     (6,085,836)
Increase in receivable for securities sold                                         (10,608,506)
Increase in other assets                                                              (705,257)
Increase in payable for securities purchased                                        22,659,525
Increase in payable for accrued expenses                                               486,363
                                                                               ---------------
Net cash used in operating activities                                             (309,054,761)
                                                                               ===============
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank borrowings                                                    1,287,600,000
Payments on bank borrowings                                                       (939,700,000)
Proceeds from short-term floating rate notes issued                                 48,987,460
Proceeds from shares sold                                                        1,168,981,514
Payment on shares redeemed                                                      (1,171,498,144)
Cash distributions paid                                                            (83,927,597)
                                                                               ---------------
Net cash provided by financing activities                                          310,443,233
Net increase in cash                                                                 1,388,472
Cash, beginning balance                                                              1,739,986
                                                                               ---------------
Cash, ending balance                                                           $     3,128,458
                                                                               ===============
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $172,979,833.
Cash paid for interest on bank borrowings--$2,376,876.
Cash paid for interest on short-term floating rate notes issued--
 $30,221,584.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F41 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED
                                          JUNE 30, 2008                                               YEAR ENDED DECEMBER 31,
CLASS A                                    (UNAUDITED)         2007          2006          2005          2004          2003
--------                                  -------------       -------       -------       -------       -------       -------
PER SHARE OPERATING DATA
Net asset value, beginning of period      $       17.67       $ 18.82       $ 18.28       $ 17.76       $ 17.62       $ 17.38
                                          -------------       -------       -------       -------       -------       -------
Income (loss) from investment
 operations:
Net investment income                               .47 (1)       .88 (1)       .93 (1)       .99 (1)      1.07 (1)      1.11
Net realized and unrealized gain (loss)           (1.05)        (1.17)          .55           .53           .16           .23
                                          -------------       -------       -------       -------       -------       -------
Total from investment operations                   (.58)         (.29)         1.48          1.52          1.23          1.34
                                          -------------       -------       -------       -------       -------       -------
Dividends and/or distributions to
 shareholders:
Dividends from net investment income               (.44)         (.86)         (.94)        (1.00)        (1.09)        (1.10)
                                          -------------       -------       -------       -------       -------       -------
Net asset value, end of period            $       16.65       $ 17.67       $ 18.82       $ 18.28       $ 17.76       $ 17.62
                                          =============       =======       =======       =======       =======       =======

                                          =============       =======       =======       =======       =======       =======
TOTAL RETURN, AT NET ASSET VALUE (2)              (3.24)%       (1.59)%        8.33%         8.76%         7.25%         8.12%
                                          =============       =======       =======       =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $       8,260       $ 8,541       $ 7,979       $ 5,937       $ 4,699       $ 4,228
                                          -------------       -------       -------       -------       -------       -------
Average net assets (in millions)          $       8,379       $ 8,598       $ 6,836       $ 5,327       $ 4,387       $ 4,100
                                          -------------       -------       -------       -------       -------       -------
Ratios to average net assets: (3)
Net investment income                              5.52%         4.78%         5.05%         5.44%         6.09%         6.49%
Expenses excluding interest and fees on
 short-term floating rate notes issued             0.76%         0.72%         0.72%         0.73%         0.72%         0.71%
Interest and fees on short-term floating
 rate notes issued (4)                             0.58%         0.71%         0.62%         0.46%         0.26%         0.26%
                                          -------------       -------       -------       -------       -------       -------
Total expenses                                     1.34% (5)     1.43% (5)     1.34% (5)     1.19% (5)     0.98% (5)     0.97% (5,6)
                                          -------------       -------       -------       -------       -------       -------
Portfolio turnover rate                              12%           28%           17%           16%           10%           12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.    Reduction to custodian expenses less than 0.005%.

6.    Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F42 | ROCHESTER FUND MUNICIPALS

                                       SIX MONTHS
                                          ENDED
                                      JUNE 30, 2008                                               YEAR ENDED DECEMBER 31,
CLASS B                                (UNAUDITED)         2007          2006          2005          2004          2003
--------                              -------------       -------       -------       -------       -------       -------
PER SHARE OPERATING DATA
Net asset value, beginning of
 period                               $       17.66       $ 18.80       $ 18.26       $ 17.75       $ 17.60       $ 17.36
                                      -------------       -------       -------       -------       -------       -------
Income (loss) from investment
 operations:
Net investment income                           .39 (1)       .72 (1)       .78 (1)       .83 (1)       .91 (1)       .96
Net realized and unrealized gain
 (loss)                                       (1.06)        (1.16)          .54           .52           .18           .23
                                      -------------       -------       -------       -------       -------       -------
Total from investment operations               (.67)         (.44)         1.32          1.35          1.09          1.19
                                      -------------       -------       -------       -------       -------       -------
Dividends and/or distributions
 to shareholders:
Dividends from net investment
 income                                        (.36)         (.70)         (.78)         (.84)         (.94)         (.95)
                                      -------------       -------       -------       -------       -------       -------
Net asset value, end of period        $       16.63       $ 17.66       $ 18.80       $ 18.26       $ 17.75       $ 17.60
                                      =============       =======       =======       =======       =======       =======

                                      =============       =======       =======       =======       =======       =======
TOTAL RETURN, AT NET ASSET VALUE (2)          (3.73)%       (2.41)%        7.39%         7.77%         6.40%         7.19%
                                      =============       =======       =======       =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $         453       $   591       $   906       $   955       $ 1,073       $ 1,231
                                      -------------       -------       -------       -------       -------       -------
Average net assets (in millions)      $         508       $   745       $   925       $ 1,006       $ 1,130       $ 1,259
                                      -------------       -------       -------       -------       -------       -------
Ratios to average net assets: (3)
Net investment income                          4.62%         3.88%         4.20%         4.60%         5.23%         5.62%
Expenses excluding interest and
 fees on short-term floating rate
 notes issued                                  1.65%         1.62%         1.60%         1.60%         1.59%         1.58%
Interest and fees on short-term
 floating rate notes issued (4)                0.58%         0.71%         0.62%         0.46%         0.26%         0.26%
                                      -------------       -------       -------       -------       -------       -------
Total expenses                                 2.23% (5)     2.33% (5)     2.22% (5)     2.06% (5)     1.85% (5)     1.84% (5,6)
                                      -------------       -------       -------       -------       -------       -------
Portfolio turnover rate                          12%           28%           17%           16%           10%           12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.    Reduction to custodian expenses less than 0.005%.

6.    Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F43 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

                                       SIX MONTHS
                                         ENDED
                                      JUNE 30, 2008                                               YEAR ENDED DECEMBER 31,
CLASS C                                (UNAUDITED)         2007          2006          2005          2004          2003
--------                              -------------       -------       -------       -------       -------       -------
PER SHARE OPERATING DATA
Net asset value, beginning of period  $       17.65       $ 18.79       $ 18.25       $ 17.74       $ 17.59       $ 17.36
                                      -------------       -------       -------       -------       -------       -------
Income (loss) from investment
 operations:
Net investment income                           .40 (1)       .71 (1)       .76 (1)       .82 (1)       .91 (1)       .96
Net realized and unrealized gain
 (loss)                                       (1.07)        (1.15)          .56           .53           .18           .22
                                      -------------       -------       -------       -------       -------       -------
Total from investment operations               (.67)         (.44)         1.32          1.35          1.09          1.18
                                      -------------       -------       -------       -------       -------       -------
Dividends and/or distributions to
 shareholders:
Dividends from net investment income           (.36)         (.70)         (.78)         (.84)         (.94)         (.95)
                                      -------------       -------       -------       -------       -------       -------
Net asset value, end of period        $       16.62       $ 17.65       $ 18.79       $ 18.25       $ 17.74       $ 17.59
                                      =============       =======       =======       =======       =======       =======

                                      =============       =======       =======       =======       =======       =======
TOTAL RETURN, AT NET ASSET VALUE (2)          (3.72)%       (2.39)%        7.40%         7.78%         6.40%         7.14%
                                      =============       =======       =======       =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $       1,463       $ 1,514       $ 1,256       $   712       $   498       $   443
Average net assets (in millions)      $       1,478       $ 1,492       $   956       $   600       $   459       $   436
Ratios to average net assets: (3)
Net investment income                          4.66%         3.90%         4.15%         4.56%         5.22%         5.62%
Expenses excluding interest and
 fees on short-term floating rate
 notes issued                                  1.62%         1.59%         1.58%         1.59%         1.59%         1.58%
Interest and fees on short-term
 floating rate notes issued (4)                0.58%         0.71%         0.62%         0.46%         0.26%         0.26%
                                      -------------       -------       -------       -------       -------       -------
Total expenses                                 2.20% (5)     2.30% (5)     2.20% (5)     2.05% (5)     1.85% (5)     1.84% (5,6)
                                      -------------       -------       -------       -------       -------       -------
Portfolio turnover rate                          12%           28%           17%           16%           10%           12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.    Reduction to custodian expenses less than 0.005%.

6.    Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F44 | ROCHESTER FUND MUNICIPALS

                                       SIX MONTHS
                                         ENDED
                                      JUNE 30, 2008                                               YEAR ENDED DECEMBER 31,
CLASS Y                                (UNAUDITED)         2007          2006          2005          2004          2003
--------                              -------------       -------       -------       -------       -------       -------
PER SHARE OPERATING DATA
Net asset value, beginning of period  $       17.67       $ 18.82       $ 18.28       $ 17.76       $ 17.61       $ 17.38
Income (loss) from investment
 operations:
Net investment income                           .48 (1)       .89 (1)       .95 (1)      1.01 (1)      1.10 (1)      1.14
Net realized and unrealized gain
 (loss)                                       (1.05)        (1.15)          .55           .54           .17           .21
                                      -------------       -------       -------       -------       -------       -------
Total from investment operations               (.57)         (.26)         1.50          1.55          1.27          1.35
Dividends and/or distributions to
 shareholders:
Dividends from net investment income           (.45)         (.89)         (.96)        (1.03)        (1.12)        (1.12)
                                      -------------       -------       -------       -------       -------       -------
Net asset value, end of period        $       16.65       $ 17.67       $ 18.82       $ 18.28       $ 17.76       $ 17.61
                                      =============       =======       =======       =======       =======       =======

                                      =============       =======       =======       =======       =======       =======
TOTAL RETURN, AT NET ASSET VALUE (2)          (3.16)%       (1.44)%        8.45%         8.93%         7.50%         8.16%
                                      =============       =======       =======       =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $          69       $    56       $    22       $    11       $     8       $     9
                                      -------------       -------       -------       -------       -------       -------
Average net assets (in millions)      $          62       $    44       $    16       $    10       $     8       $    11
                                      -------------       -------       -------       -------       -------       -------
Ratios to average net assets: (3)
Net investment income                          5.67%         4.91%         5.14%         5.59%         6.27%         6.79%
Expenses excluding interest and fees
 on short-term floating rate notes
 issued                                        0.60%         0.56%         0.60%         0.58%         0.55%         0.61%
Interest and fees on short-term
 floating rate notes issued (4)                0.58%         0.71%         0.62%         0.46%         0.26%         0.26%
                                      -------------       -------       -------       -------       -------       -------
Total expenses                                 1.18% (5)     1.27% (5)     1.22% (5)     1.04% (5)     0.81% (5)     0.87% (5)
                                      -------------       -------       -------       -------       -------       -------
Portfolio turnover rate                          12%           28%           17%           16%           10%           12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.    Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F45| ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as

                        F46 | ROCHESTER FUND MUNICIPALS

Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

                        F47 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                 WHEN-ISSUED OR DELAYED DELIVERY
                                       BASIS TRANSACTIONS
                                 -------------------------------
Purchased securities                    $ 109,449,700
Sold securities                            27,036,892

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $2,127,795,509 as of June 30, 2008, which represents 16.34% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the

                        F48 | ROCHESTER FUND MUNICIPALS
inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At June 30, 2008, municipal bond holdings with a value of $2,987,307,925 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,244,181,670 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                      INVERSE                     COUPON      MATURITY
   AMOUNT                      FLOATER (1)                  RATES (2)      DATE         VALUE
------------    ----------------------------------------    ---------    --------    ------------
$ 20,000,000    Nassau County,
                NY Tobacco Settlement Corp. RITES               7.393%     6/1/46    $ 14,390,200
   8,700,000    NY Austin Trust Various States
                Inverse Certificates                           10.718     12/1/27       7,365,681
   4,280,000    NY Austin Trust Various States
                Inverse Certificates                            9.957     12/1/34       2,932,142
   9,490,000    NY Austin Trust Various States
                Inverse Certificates                           16.293      6/1/32      10,286,970
   6,385,000    NY Austin Trust Various States
                Inverse Certificates                           15.786      6/1/27       6,927,342
   9,180,000    NY Austin Trust Various States
                Inverse Certificates                           11.477      4/1/36       8,563,655
  15,970,000    NY Austin Trust Various States
                Inverse Certificates                           11.478     10/1/30      15,396,198
  13,315,000    NY Austin Trust Various States
                Inverse Certificates                           11.304     11/1/38      10,968,098
   7,975,000    NY Austin Trust Various States
                Inverse Certificates                           15.567      5/1/49       7,248,797
   4,190,000    NY Austin Trust Various States
                Inverse Certificates                           14.770     6/15/34       4,354,416
   1,185,000    NY Counties Tobacco Trust I (TASC)
                Fixed Receipts                                  6.225      6/1/28       1,209,435
   3,020,000    NY Counties Tobacco Trust I (TASC) RITES        8.434      6/1/28       3,206,817

                         F49 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

  PRINCIPAL                        INVERSE                        COUPON      MATURITY
   AMOUNT                        FLOATER (1)                     RATES (2)      DATE         VALUE
------------    ---------------------------------------------    ---------    --------    ------------
$ 14,900,000    NY Counties Tobacco Trust II RITES                   8.351%     6/1/35    $ 14,152,914
   5,725,000    NY Counties Tobacco Trust IV RITES                   7.141      6/1/45       3,920,824
   8,700,000    NY Counties Tobacco Trust IV RITES                   7.141      6/1/45       5,958,282
  12,300,000    NY Counties Tobacco Trust IV RITES                   7.141      6/1/42       8,657,232
  10,210,000    NY Counties Tobacco Trust IV RITES                   7.141      6/1/42       7,186,206
   1,500,000    NY Counties Tobacco Trust IV RITES                   7.141      6/1/45       1,027,290
  57,000,000    NY Liberty Devel. Corp. ROLs (3)                    15.770     10/1/35      64,038,360
   5,145,000    NY Liberty Devel. Corp. ROLs                        15.460     10/1/35       5,780,305
   7,435,000    NY Liberty Devel. Corp. ROLs                        16.470     10/1/37       9,372,115
   2,125,000    NY MTA RITES                                        14.717    11/15/32       2,190,918
   1,910,000    NY MTA RITES                                        14.717    11/15/28       2,005,309
  10,000,000    NY MTA RITES                                        14.717    11/15/30      10,578,000
   5,000,000    NY MTA RITES                                        14.717    11/15/30       5,289,000
   2,890,000    NY MTA RITES                                        14.717    11/15/30       3,057,042
   2,220,000    NY MTA Service Contract RITES                       15.010      1/1/24       2,493,948
   4,190,000    NY Triborough Bridge & Tunnel Authority RITES       14.717      1/1/32       4,296,929
   8,265,000    NY Triborough Bridge & Tunnel Authority RITES       14.746      1/1/27       8,720,236
  88,850,000    NY TSASC, Inc. (TFABs) RITES                         8.771      6/1/42      62,607,264
   8,760,000    NY TSASC, Inc. (TFABs) RITES                         8.758      6/1/42       6,172,646
  52,400,000    NY TSASC, Inc. (TFABs) RITES                         7.141      6/1/34      38,578,976
  12,350,000    NY TSASC, Inc. (TFABs) ROLs (3)                     20.430      6/1/42       3,488,628
  11,500,000    NYC GO ROLs (3)                                     14.770      6/1/30      12,002,320
   6,850,000    NYC GO ROLs (3)                                     14.770      6/1/33       7,065,638
   2,730,000    NYC GO ROLs (3)                                     14.770      8/1/30       2,848,318
   1,350,000    NYC GO ROLs (3)                                     14.770      8/1/35       1,384,992
   7,540,000    NYC GO ROLs                                         14.769     11/1/34       7,721,865
   3,115,000    NYC GO ROLs (3)                                     14.460     12/1/33       3,203,591
   3,195,000    NYC GO ROLs (3)                                     14.460      3/1/35       3,273,341
   5,000,000    NYC GO ROLs (3)                                     14.470      4/1/30       5,218,900
   4,855,000    NYC GO ROLs (3)                                     14.460      4/1/35       4,975,113
   2,620,000    NYC HDC ROLs                                        16.350     11/1/42       2,708,923
  12,750,000    NYC Municipal Water Finance Authority
                DRIVERS                                             14.480     6/15/39      13,222,643
  11,210,000    NYC Municipal Water Finance Authority RITES         15.217     6/15/32      11,606,386
   7,850,000    NYC Municipal Water Finance Authority RITES         14.717     6/15/34       8,093,821
   2,930,000    NYC Municipal Water Finance Authority RITES         14.717     6/15/32       3,003,309
  11,860,000    NYC Municipal Water Finance Authority RITES         14.977     6/15/34      12,325,386
   4,500,000    NYC Municipal Water Finance Authority RITES         14.977     6/15/38       4,625,190
  14,425,000    NYC Municipal Water Finance Authority RITES         14.796     6/15/26      15,293,097
   1,150,000    NYC Municipal Water Finance Authority RITES         14.558     6/15/39       1,192,389
   6,875,000    NYC Municipal Water Finance Authority ROLs          14.753     6/15/31       7,457,450
  10,025,000    NYC Municipal Water Finance Authority ROLs          14.753     6/15/37      10,422,993
   7,875,000    NYC Municipal Water Finance Authority ROLs          14.753     6/15/39       8,129,363
   4,935,000    NYC Municipal Water Finance Authority ROLs          13.673     6/15/39       5,104,468
   4,500,000    NYC Municipal Water Finance Authority ROLs          14.773     6/15/39       4,665,870
   4,625,000    NYS DA (Mental Health) RITES                        14.757     2/15/23       4,775,868
   2,850,000    NYS DA (Municipal Health Facilities) RITES          14.757     1/15/23       2,960,694

                         F50 | ROCHESTER FUND MUNICIPALS

  PRINCIPAL                         INVERSE                       COUPON      MATURITY
   AMOUNT                         FLOATER (1)                    RATES (2)      DATE         VALUE
------------    ----------------------------------------------   ---------    --------    ------------
$  5,000,000    NYS DA RITES                                         8.257%     8/1/29    $  5,809,700
   3,590,000    NYS DA ROLs                                         15.470      7/1/28       3,742,001
   4,560,000    NYS DA ROLs                                         14.460      7/1/35       4,788,000
   2,925,000    NYS DA ROLs (3)                                     14.460      7/1/46       3,043,287
  19,735,000    NYS DA ROLs (3)                                      4.811      5/1/33       7,270,966
   2,990,000    NYS DA ROLs (3)                                      4.662      5/1/18       1,794,000
  25,450,000    NYS DA ROLs                                         13.860     8/15/31      25,784,413
  20,000,000    Port Authority NY/NJ RITES                          14.837     3/15/39      21,422,800
  18,000,000    Port Authority NY/NJ, 2575th Series ROLs            17.410     3/15/35      21,937,320
   4,465,000    Port Authority NY/NJ, 2669th Series ROLs            14.760      5/1/34       4,282,292
  12,665,000    Port Authority NY/NJ, 2677th Series ROLs            15.260     7/15/34      13,090,291
   8,670,000    Port Authority NY/NJ, 2714th Series ROLs            10.420     12/1/34       7,255,143
   4,795,000    Port Authority NY/NJ, 2773rd Series ROLs            15.760     11/1/28       5,143,309
   5,715,000    Port Authority NY/NJ, 2773rd Series ROLs            16.260     11/1/29       6,312,789
   4,750,000    Puerto Rico Aqueduct & Sewer Authority ROLs         15.132      7/1/47       4,784,960
   7,500,000    Puerto Rico Aqueduct & Sewer Authority ROLs         14.880      7/1/47       7,555,200
  15,000,000    Puerto Rico Electric Power Authority ROLs (3)        3.599      7/1/29       6,000,000
  93,710,000    Puerto Rico Electric Power Authority ROLs (3)        4.176      7/1/31      29,209,407
  24,980,000    Puerto Rico Highway &
                Transportation Authority ROLs (3)                    1.890      7/1/45       5,495,600
  41,875,000    Puerto Rico Highway &
                Transportation Authority ROLs (3)                    1.890      7/1/41       9,213,756
  30,000,000    Puerto Rico Sales Tax Financing Corp. ROLs (3)       5.490      8/1/57       4,080,000
  7,560,000     SONYMA RITES                                        14.589     10/1/34       5,143,522
  8,845,000     SONYMA, Series 71 RITES                              8.714      4/1/29       9,025,703
  7,950,000     Westchester County, NY Tobacco Asset
                Securitization Corp. RITES                           9.578      6/1/45       5,237,699
                                                                                          ------------
                                                                                          $743,126,261
                                                                                          ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F35 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

3.    Security is subject to a shortfall and forbearance agreement.

      The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $890,516,670.

                         F51 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

      The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of June 30, 2008, securities with an aggregate market value of $1,452,730, representing 0.01% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $4,021.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of zero were in default.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund utilized $6,170,077 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:


EXPIRING
---------
2011              $ 51,503,211
2012                30,332,900
                  ------------
Total             $ 81,836,111
                  ============

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $279,396,759 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or

                         F52 | ROCHESTER FUND MUNICIPALS
decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities            $ 13,441,430,092
                                          ================
Gross unrealized appreciation             $    136,207,225
Gross unrealized depreciation                 (806,410,618)
                                          ----------------
Net unrealized depreciation               $   (670,203,393)
                                          ================

TRUSTEES' COMPENSATION. On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

During the six months ended June 30, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased      $     400,708
Payments Made to Retired Trustees                    2,488
Accumulated Liability as of June 30, 2008        1,633,701

In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment adviser) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the six months ended June 30, 2008 payments of $3,375 were made to retired trustees. As of June 30, 2008, the Fund had recognized an accumulated liability of $0.

                         F53 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

                         F54 | ROCHESTER FUND MUNICIPALS

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                               SIX MONTHS ENDED JUNE 30, 2008        YEAR ENDED DECEMBER 31, 2007
                                   SHARES           AMOUNT             SHARES            AMOUNT
                               -------------    --------------    --------------    ----------------
CLASS A
Sold                              52,787,513    $  904,752,243       135,832,004    $  2,503,436,674
Dividends and/or
distributions reinvested           8,278,722       140,534,138        14,424,856         263,968,201
Redeemed                         (48,230,650)     (819,615,216)      (90,925,472)     (1,652,226,905)
                               -------------    --------------    --------------    ----------------
Net increase                      12,835,585    $  225,671,165        59,331,388    $  1,115,177,970
                               =============    ==============    ==============    ================

CLASS B
Sold                               1,243,803    $   21,166,043         3,621,510    $     66,918,572
Dividends and/or
distributions reinvested             413,608         7,024,572         1,006,492          18,469,987
Redeemed                          (7,920,640)     (134,869,886)      (19,329,357)       (355,909,940)
                               -------------    --------------    --------------    ----------------
Net decrease                      (6,263,229)   $ (106,679,271)      (14,701,355)   $   (270,521,381)
                               =============    ==============    ==============    ================

CLASS C
Sold                              11,974,547    $  204,581,037        35,085,634    $    647,826,015
Dividends and/or
distributions reinvested           1,426,557        24,185,496         2,373,896          43,366,388
Redeemed                         (11,212,545)     (190,812,040)      (18,495,052)       (335,172,054)
                               -------------    --------------    --------------    ----------------
Net increase                       2,188,559    $   37,954,493        18,964,478    $    356,020,349
                               =============    ==============    ==============    ================

CLASS Y
Sold                               1,701,746    $   29,074,450         2,770,788    $     50,878,442
Dividends and/or
distributions reinvested              72,927         1,235,627            76,362           1,385,375
Redeemed                            (722,540)      (12,275,813)         (859,044)        (15,379,634)
                               -------------    --------------    --------------    ----------------
Net increase                       1,052,133    $   18,034,264         1,988,106    $     36,884,183
                               =============    ==============    ==============    ================

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2008, were as follows:

                                 PURCHASES           SALES
                              ---------------    ---------------
Investment securities         $ 1,795,413,720    $ 1,370,414,796

                         F55 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE
------------------
Up to $100 million                0.54%
Next $150 million                 0.52
Next $1.75 billion                0.47
Next $3 billion                   0.46
Next $3 billion                   0.45
Next $6 billion                   0.44
Over $14 billion                  0.42

ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

ACCOUNTING SERVICE FEES. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2008, the Fund paid $1,557,330 to the Manager for accounting and pricing services.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $1,764,220 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

                         F56 | ROCHESTER FUND MUNICIPALS

DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B and Class C shares were $33,653,082 and $29,544,689, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A         CLASS B         CLASS C
                              CLASS A        CONTINGENT     CONTINGENT      CONTINGENT
                             FRONT-END        DEFERRED       DEFERRED        DEFERRED
                           SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                       DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------    -------------   -------------   -------------   -------------
June 30, 2008              $   1,366,291   $     444,387   $     579,889   $     201,328
                           -------------   -------------   -------------   -------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      During the six months ended June 30, 2008, the Manager voluntarily reimbursed the Fund $3,577 for certain transactions. The payment increased the Fund's total return by less than 0.01%.

5. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

                         F57 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7043% as of June 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.7043%. Details of the borrowings for the six months ended June 30, 2008 are as follows:

Average Daily Loan Balance      $  173,520,330
Average Daily Interest Rate              3.513%
Fees Paid                       $      699,274
Interest Paid                   $    2,376,876

7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                         F58 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         21 | ROCHESTER FUND MUNICIPALS



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008